UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7205

Variable Insurance Products Fund III
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Value Strategies Portfolio

March 31, 2011

1.799889.107

VIPVS-QTLY-0511

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
CONSUMER DISCRETIONARY - 14.3%
Auto Components - 1.1%
Autoliv, Inc.	16,800	$ 1,247,064
Delphi Corp. Class B (a)	70	1,435,000
TRW Automotive Holdings Corp. (a)	22,400	1,233,792
		3,915,856
Automobiles - 1.2%
Bayerische Motoren Werke AG (BMW)	11,151	928,078
General Motors Co.	21,700	673,351
Harley-Davidson, Inc.	45,016	1,912,730
Volkswagen AG	5,534	849,044
		4,363,203
Diversified Consumer Services - 0.5%
Service Corp. International	178,000	1,968,680
Hotels, Restaurants & Leisure - 2.8%
Ameristar Casinos, Inc.	89,174	1,582,839
Brinker International, Inc.	53,747	1,359,799
Cedar Fair LP (depository unit)	68,080	1,307,136
O'Charleys, Inc. (a)	122,645	732,191
Starwood Hotels & Resorts Worldwide, Inc.	29,313	1,703,672
WMS Industries, Inc. (a)	45,600	1,611,960
Wyndham Worldwide Corp.	61,833	1,966,908
		10,264,505
Household Durables - 2.2%
KB Home	73,806	918,147
Lennar Corp. Class A	65,214	1,181,678
PulteGroup, Inc. (a)	325,290	2,407,146
Stanley Black & Decker, Inc.	22,480	1,721,968
Techtronic Industries Co. Ltd.	1,208,000	1,677,217
		7,906,156
Media - 1.8%
Cablevision Systems Corp. - NY Group Class A	55,965	1,936,949
Omnicom Group, Inc.	38,088	1,868,597
Regal Entertainment Group Class A	70,100	946,350
Valassis Communications, Inc. (a)	60,011	1,748,721
		6,500,617
Specialty Retail - 4.7%
Advance Auto Parts, Inc.	50,680	3,325,622
Asbury Automotive Group, Inc. (a)	147,859	2,733,913
Best Buy Co., Inc.	30,546	877,281
Carphone Warehouse Group PLC (a)	160,562	937,217
Casual Male Retail Group, Inc. (a)	127,192	624,513
GameStop Corp. Class A (a)(d)	329,038	7,409,936
Jos. A. Bank Clothiers, Inc. (a)	26,913	1,369,333
		17,277,815
TOTAL CONSUMER DISCRETIONARY		52,196,832

	Shares	Value
CONSUMER STAPLES - 5.5%
Beverages - 3.3%
Cott Corp. (a)	1,331,557	$ 11,205,017
Molson Coors Brewing Co. Class B	16,267	762,760
		11,967,777
Food & Staples Retailing - 0.3%
United Natural Foods, Inc. (a)	23,300	1,044,306
Food Products - 1.9%
Bunge Ltd.	31,100	2,249,463
Calavo Growers, Inc.	67,972	1,485,188
SunOpta, Inc. (a)	468,915	3,479,352
		7,214,003
TOTAL CONSUMER STAPLES		20,226,086
ENERGY - 9.1%
Energy Equipment & Services - 2.0%
Baker Hughes, Inc.	19,000	1,395,170
C&J Energy Services, Inc. (a)(e)	158,500	2,536,000
Ensco International Ltd. ADR	23,100	1,336,104
Halliburton Co.	41,000	2,043,440
		7,310,714
Oil, Gas & Consumable Fuels - 7.1%
Alpha Natural Resources, Inc. (a)	18,477	1,096,979
Cabot Oil & Gas Corp.	46,700	2,473,699
Concho Resources, Inc. (a)	22,928	2,460,174
ConocoPhillips	60,800	4,855,488
Denbury Resources, Inc. (a)	156,420	3,816,648
Peabody Energy Corp.	29,400	2,115,624
Petrohawk Energy Corp. (a)	88,641	2,175,250
Pioneer Natural Resources Co.	17,000	1,732,640
Suncor Energy, Inc.	22,300	999,901
Ultra Petroleum Corp. (a)	33,700	1,659,725
Whiting Petroleum Corp. (a)	15,400	1,131,130
Williams Companies, Inc.	45,500	1,418,690
		25,935,948
TOTAL ENERGY		33,246,662
FINANCIALS - 12.6%
Commercial Banks - 3.8%
BB&T Corp.	136,369	3,743,329
China Construction Bank Corp. (H Shares)	1,877,850	1,759,896
Regions Financial Corp.	246,637	1,790,585
U.S. Bancorp, Delaware	241,116	6,372,696
		13,666,506
Insurance - 6.1%
AEGON NV (a)	216,900	1,623,484
AFLAC, Inc.	76,245	4,024,211
Assurant, Inc.	25,800	993,558
Delphi Financial Group, Inc. Class A	88,789	2,726,710
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Everest Re Group Ltd.	18,675	$ 1,646,762
Genworth Financial, Inc. Class A (a)	133,800	1,800,948
Lincoln National Corp.	155,700	4,677,228
Reinsurance Group of America, Inc.	24,300	1,525,554
Unum Group	72,440	1,901,550
XL Group PLC Class A	61,388	1,510,145
		22,430,150
Real Estate Investment Trusts - 1.2%
CBL & Associates Properties, Inc.	63,219	1,101,275
Host Hotels & Resorts, Inc.	110,800	1,951,188
Weyerhaeuser Co.	50,089	1,232,189
		4,284,652
Real Estate Management & Development - 1.5%
CB Richard Ellis Group, Inc. Class A (a)	161,996	4,325,293
Forest City Enterprises, Inc. Class A (a)	63,000	1,186,290
		5,511,583
TOTAL FINANCIALS		45,892,891
HEALTH CARE - 8.2%
Biotechnology - 0.9%
Ardea Biosciences, Inc. (a)	27,100	777,499
PDL BioPharma, Inc.	109,700	636,260
Zogenix, Inc.	358,159	1,790,795
		3,204,554
Health Care Equipment & Supplies - 1.8%
C. R. Bard, Inc.	23,300	2,313,923
Covidien PLC	34,750	1,804,915
Hill-Rom Holdings, Inc.	17,100	649,458
Orthofix International NV (a)	28,700	931,602
Symmetry Medical, Inc. (a)	71,488	700,582
		6,400,480
Health Care Providers & Services - 3.3%
DaVita, Inc. (a)	24,502	2,095,166
Emeritus Corp. (a)(d)	108,241	2,755,816
Quest Diagnostics, Inc.	52,818	3,048,655
Universal Health Services, Inc. Class B	86,286	4,263,391
		12,163,028
Life Sciences Tools & Services - 1.4%
Agilent Technologies, Inc. (a)	55,900	2,503,202
Life Technologies Corp. (a)	21,200	1,111,304
PerkinElmer, Inc.	62,800	1,649,756
		5,264,262
Pharmaceuticals - 0.8%
Johnson & Johnson	46,400	2,749,200
TOTAL HEALTH CARE		29,781,524

	Shares	Value
INDUSTRIALS - 12.4%
Aerospace & Defense - 3.3%
Alliant Techsystems, Inc.	32,500	$ 2,296,775
DigitalGlobe, Inc. (a)	33,346	934,688
Esterline Technologies Corp. (a)	30,878	2,183,692
Precision Castparts Corp.	5,890	866,890
Textron, Inc.	67,933	1,860,685
TransDigm Group, Inc. (a)	44,600	3,738,818
		11,881,548
Building Products - 1.5%
Armstrong World Industries, Inc.	22,978	1,063,192
Masco Corp.	90,991	1,266,595
Owens Corning (a)	91,189	3,281,892
		5,611,679
Commercial Services & Supplies - 0.2%
The Geo Group, Inc. (a)	30,700	787,148
Construction & Engineering - 0.3%
Quanta Services, Inc. (a)	45,800	1,027,294
Electrical Equipment - 0.6%
Acuity Brands, Inc.	16,041	938,238
Regal-Beloit Corp.	18,700	1,380,621
		2,318,859
Industrial Conglomerates - 0.9%
Carlisle Companies, Inc.	53,271	2,373,223
Rheinmetall AG	9,400	778,616
		3,151,839
Machinery - 4.0%
Accuride Corp. (a)	43,330	601,854
AGCO Corp. (a)	33,900	1,863,483
Blount International, Inc. (a)	88,696	1,417,362
Cummins, Inc.	23,500	2,576,070
Ingersoll-Rand Co. Ltd.	94,800	4,579,788
Navistar International Corp. (a)	17,108	1,186,098
Timken Co.	42,896	2,243,461
		14,468,116
Marine - 0.2%
Ultrapetrol (Bahamas) Ltd. (a)	148,247	753,095
Road & Rail - 1.2%
Union Pacific Corp.	45,200	4,444,516
Trading Companies & Distributors - 0.2%
Houston Wire & Cable Co.	57,689	843,413
TOTAL INDUSTRIALS		45,287,507
INFORMATION TECHNOLOGY - 13.2%
Communications Equipment - 0.8%
Comverse Technology, Inc. (a)	175,234	1,316,007
Juniper Networks, Inc. (a)	39,200	1,649,536
		2,965,543
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 0.9%
SanDisk Corp. (a)	22,407	$ 1,032,739
Western Digital Corp. (a)	61,200	2,282,148
		3,314,887
Electronic Equipment & Components - 0.8%
Anixter International, Inc.	21,320	1,490,055
Cognex Corp.	22,659	640,117
Vishay Intertechnology, Inc. (a)	45,400	805,396
		2,935,568
Internet Software & Services - 0.4%
NetEase.com, Inc. sponsored ADR (a)	32,600	1,614,026
IT Services - 1.3%
Acxiom Corp. (a)	65,618	941,618
CoreLogic, Inc. (a)	56,000	1,036,000
Fidelity National Information Services, Inc.	81,440	2,662,274
		4,639,892
Office Electronics - 0.5%
Xerox Corp.	173,669	1,849,575
Semiconductors & Semiconductor Equipment - 6.6%
KLA-Tencor Corp.	51,420	2,435,765
Lam Research Corp. (a)	64,400	3,648,904
Marvell Technology Group Ltd. (a)	190,800	2,966,940
MEMC Electronic Materials, Inc. (a)	86,716	1,123,839
Micron Technology, Inc. (a)	133,642	1,531,537
National Semiconductor Corp.	128,500	1,842,690
ON Semiconductor Corp. (a)	322,391	3,181,999
Spansion, Inc. Class A (a)	194,557	3,632,379
TriQuint Semiconductor, Inc. (a)	116,328	1,501,794
Varian Semiconductor Equipment Associates, Inc. (a)	45,908	2,234,342
		24,100,189
Software - 1.9%
Epicor Software Corp. (a)	212,527	2,352,674
JDA Software Group, Inc. (a)	23,343	706,359
Microsoft Corp.	134,076	3,400,167
Nuance Communications, Inc. (a)	22,800	445,968
		6,905,168
TOTAL INFORMATION TECHNOLOGY		48,324,848
MATERIALS - 12.4%
Chemicals - 9.8%
Innophos Holdings, Inc.	151,890	7,003,648
LyondellBasell Industries NV Class A (a)	365,476	14,454,574
PPG Industries, Inc.	71,700	6,826,557
Solutia, Inc. (a)	130,764	3,321,406

	Shares	Value
W.R. Grace & Co. (a)	66,272	$ 2,537,555
Wacker Chemie AG	6,529	1,467,865
		35,611,605
Containers & Packaging - 0.2%
Graham Packaging Co., Inc. (a)	46,691	813,824
Metals & Mining - 2.4%
Carpenter Technology Corp.	24,804	1,059,379
Compass Minerals International, Inc.	19,065	1,783,149
Globe Specialty Metals, Inc. (a)	109,855	2,500,300
Gulf Resources, Inc. (a)(f)	54,910	339,893
Haynes International, Inc.	5,500	304,975
Newcrest Mining Ltd.	69,799	2,874,590
		8,862,286
TOTAL MATERIALS		45,287,715
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 1.7%
Cogent Communications Group, Inc. (a)	99,542	1,420,464
Global Crossing Ltd. (a)	162,018	2,255,291
Qwest Communications International, Inc.	354,900	2,423,967
		6,099,722
Wireless Telecommunication Services - 1.1%
NII Holdings, Inc. (a)	98,170	4,090,744
TOTAL TELECOMMUNICATION SERVICES		10,190,466
UTILITIES - 6.1%
Electric Utilities - 2.2%
American Electric Power Co., Inc.	135,400	4,757,956
FirstEnergy Corp. (d)	39,531	1,466,205
Southern Co.	46,300	1,764,493
		7,988,654
Independent Power Producers & Energy Traders - 2.8%
AES Corp. (a)	494,392	6,427,096
Calpine Corp. (a)	254,637	4,041,089
		10,468,185
Multi-Utilities - 1.1%
Alliant Energy Corp.	58,000	2,257,940
Sempra Energy	31,761	1,699,214
		3,957,154
TOTAL UTILITIES		22,413,993
TOTAL COMMON STOCKS (Cost $282,370,619)		352,848,524
Convertible Preferred Stocks - 0.2%
	Shares	Value
CONSUMER DISCRETIONARY - 0.2%
Media - 0.2%
LodgeNet Entertainment Corp. 10.00% (e) (Cost $679,000)	700	$ 860,388
Money Market Funds - 5.2%

Fidelity Cash Central Fund, 0.16% (b)	12,525,485	12,525,485
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	6,286,250	6,286,250
TOTAL MONEY MARKET FUNDS (Cost $18,811,735)		18,811,735
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $301,861,354)	372,520,647
NET OTHER ASSETS (LIABILITIES) - (2.0)%	(7,133,015)
NET ASSETS - 100%	$ 365,387,632
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,396,388 or 0.9% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $339,893 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Gulf Resources, Inc.	12/11/09	$ 466,735
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,799
Fidelity Securities Lending Cash Central Fund	2,460
Total	$ 7,259
Other Information

The following is a summary of the inputs used, as of March 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 53,057,220	$ 50,761,832	$ 2,295,388	$ -
Consumer Staples	20,226,086	20,226,086	-	-
Energy	33,246,662	30,710,662	2,536,000	-
Financials	45,892,891	44,269,407	1,623,484	-
Health Care	29,781,524	29,781,524	-	-
Industrials	45,287,507	45,287,507	-	-
Information Technology	48,324,848	48,324,848	-	-
Materials	45,287,715	45,287,715	-	-
Telecommunication Services	10,190,466	10,190,466	-	-
Utilities	22,413,993	22,413,993	-	-
Money Market Funds	18,811,735	18,811,735	-	-
Total Investments in Securities:	$ 372,520,647	$ 366,065,775	$ 6,454,872	$ -
Income Tax Information

At March 31, 2011, the cost of investment securities for income tax purposes was $302,275,343. Net unrealized appreciation aggregated $70,245,304, of which $82,995,526 related to appreciated investment securities and $12,750,222 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Growth Strategies Portfolio

March 31, 2011

1.799850.107

VIPAG-QTLY-0511

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
CONSUMER DISCRETIONARY - 14.2%
Auto Components - 0.9%
BorgWarner, Inc. (a)	2,795	$ 222,734
Automobiles - 0.7%
Porsche Automobil Holding SE rights 4/12/11 (a)	2,622	22,721
Tesla Motors, Inc. (a)	5,064	140,273
		162,994
Hotels, Restaurants & Leisure - 3.2%
Las Vegas Sands Corp. (a)	5,500	232,210
Panera Bread Co. Class A (a)	2,361	299,847
Wynn Resorts Ltd.	1,960	249,410
		781,467
Household Durables - 2.0%
Jarden Corp.	7,479	266,028
NVR, Inc. (a)	300	226,800
		492,828
Media - 2.7%
CBS Corp. Class B	5,200	130,208
Discovery Communications, Inc. (a)	6,645	265,136
Focus Media Holding Ltd. ADR (a)	8,400	257,628
		652,972
Multiline Retail - 1.2%
Dollar General Corp. (a)	9,700	304,095
Specialty Retail - 2.1%
CarMax, Inc. (a)	7,215	231,602
Tractor Supply Co.	4,765	285,233
		516,835
Textiles, Apparel & Luxury Goods - 1.4%
Polo Ralph Lauren Corp. Class A	1,726	213,420
Warnaco Group, Inc. (a)	2,488	142,289
		355,709
TOTAL CONSUMER DISCRETIONARY		3,489,634
CONSUMER STAPLES - 7.2%
Beverages - 2.5%
Heckmann Corp. (a)	96,159	629,841
Food Products - 3.2%
Green Mountain Coffee Roasters, Inc. (a)	7,600	491,036
Mead Johnson Nutrition Co. Class A	2,005	116,150
Origin Agritech Ltd. (a)	22,335	171,980
		779,166
Personal Products - 1.5%
Estee Lauder Companies, Inc. Class A	2,669	257,185
Nu Skin Enterprises, Inc. Class A	4,113	118,249
		375,434
TOTAL CONSUMER STAPLES		1,784,441

	Shares	Value
ENERGY - 9.3%
Energy Equipment & Services - 5.0%
Dresser-Rand Group, Inc. (a)	9,500	$ 509,390
Exterran Holdings, Inc. (a)	5,200	123,396
Helmerich & Payne, Inc.	1,489	102,279
Weatherford International Ltd. (a)	22,380	505,788
		1,240,853
Oil, Gas & Consumable Fuels - 4.3%
Amyris, Inc.	4,200	119,868
Daylight Energy Ltd.	11,500	134,129
Penn West Petroleum Ltd.	4,700	130,477
Petrohawk Energy Corp. (a)	10,265	251,903
PT Bumi Resources Tbk	403,000	155,045
QEP Resources, Inc.	6,400	259,456
		1,050,878
TOTAL ENERGY		2,291,731
FINANCIALS - 7.4%
Capital Markets - 3.6%
Affiliated Managers Group, Inc. (a)	2,225	243,348
Ameriprise Financial, Inc.	4,270	260,812
Invesco Ltd.	4,900	125,244
Stifel Financial Corp. (a)	3,555	255,213
		884,617
Commercial Banks - 2.0%
Regions Financial Corp.	34,950	253,737
SunTrust Banks, Inc.	8,515	245,573
		499,310
Insurance - 1.0%
Hanover Insurance Group, Inc.	5,283	239,056
Real Estate Management & Development - 0.8%
Indiabulls Real Estate Ltd. (a)	74,982	209,148
TOTAL FINANCIALS		1,832,131
HEALTH CARE - 15.0%
Biotechnology - 3.6%
Alexion Pharmaceuticals, Inc. (a)	2,500	246,700
BioMarin Pharmaceutical, Inc. (a)	4,535	113,965
Human Genome Sciences, Inc. (a)	3,100	85,095
United Therapeutics Corp. (a)	2,860	191,677
Vertex Pharmaceuticals, Inc. (a)	5,200	249,236
		886,673
Health Care Equipment & Supplies - 5.9%
ArthroCare Corp. (a)	9,577	319,297
Cyberonics, Inc. (a)	10,182	323,889
Edwards Lifesciences Corp. (a)	3,078	267,786
NuVasive, Inc. (a)	5,029	127,334
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
St. Jude Medical, Inc.	4,700	$ 240,922
Zoll Medical Corp. (a)	3,917	175,521
		1,454,749
Health Care Providers & Services - 2.1%
AmerisourceBergen Corp.	7,000	276,920
Catalyst Health Solutions, Inc. (a)	4,431	247,826
		524,746
Health Care Technology - 1.1%
SXC Health Solutions Corp. (a)	5,000	272,662
Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc. (a)	5,483	245,529
Pharmaceuticals - 1.3%
Valeant Pharmaceuticals International, Inc. (Canada)	6,300	314,448
TOTAL HEALTH CARE		3,698,807
INDUSTRIALS - 16.9%
Building Products - 3.5%
Lennox International, Inc.	11,052	581,114
Owens Corning (a)	7,500	269,925
		851,039
Commercial Services & Supplies - 0.5%
Covanta Holding Corp.	7,080	120,926
Construction & Engineering - 1.1%
Fluor Corp.	1,762	129,789
Orascom Construction Industries SAE GDR	3,200	134,368
		264,157
Electrical Equipment - 3.0%
Cooper Industries PLC Class A	3,800	246,620
Rockwell Automation, Inc.	2,700	255,555
Roper Industries, Inc.	2,850	246,411
		748,586
Machinery - 8.3%
Charter International PLC	21,081	273,148
CNH Global NV (a)	5,725	277,949
Dover Corp.	3,700	243,238
Flowserve Corp.	2,000	257,600
Ingersoll-Rand Co. Ltd.	7,600	367,156
Pall Corp.	4,300	247,723
WABCO Holdings, Inc. (a)	6,287	387,531
		2,054,345

	Shares	Value
Marine - 0.5%
Ultrapetrol (Bahamas) Ltd. (a)	23,849	$ 121,153
TOTAL INDUSTRIALS		4,160,206
INFORMATION TECHNOLOGY - 20.5%
Communications Equipment - 2.6%
HTC Corp.	7,000	273,763
Juniper Networks, Inc. (a)	5,380	226,390
Riverbed Technology, Inc. (a)	3,604	135,691
		635,844
Computers & Peripherals - 1.0%
NetApp, Inc. (a)	4,863	234,299
Electronic Equipment & Components - 0.7%
Maxwell Technologies, Inc. (a)	10,187	175,929
Internet Software & Services - 1.2%
Rackspace Hosting, Inc. (a)	6,700	287,095
Web.com, Inc. (a)	620	9,046
		296,141
IT Services - 2.7%
Cognizant Technology Solutions Corp. Class A (a)	4,827	392,918
Paychex, Inc.	8,300	260,288
		653,206
Semiconductors & Semiconductor Equipment - 1.7%
Cavium Networks, Inc. (a)	3,191	143,372
Ceva, Inc. (a)	5,638	150,704
Netlogic Microsystems, Inc. (a)	3,194	134,212
		428,288
Software - 10.6%
ANSYS, Inc. (a)	5,183	280,867
Ariba, Inc. (a)	5,600	191,184
Autodesk, Inc. (a)	6,400	282,304
Autonomy Corp. PLC (a)	9,669	246,378
Aveva Group PLC	3,606	93,389
BMC Software, Inc. (a)	5,000	248,700
Check Point Software Technologies Ltd. (a)	5,055	258,058
Informatica Corp. (a)	5,886	307,426
Magma Design Automation, Inc. (a)	15,403	105,048
Nuance Communications, Inc. (a)	15,531	303,786
Rovi Corp. (a)	5,720	306,878
		2,624,018
TOTAL INFORMATION TECHNOLOGY		5,047,725
MATERIALS - 7.8%
Chemicals - 5.3%
CF Industries Holdings, Inc.	5,138	702,824
Ecolab, Inc.	4,900	249,998
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Intrepid Potash, Inc. (a)	6,500	$ 226,330
Uralkali JSC GDR (Reg. S)	3,100	128,557
		1,307,709
Metals & Mining - 2.5%
Ivanhoe Mines Ltd. (a)	4,500	123,394
MacArthur Coal Ltd.	21,177	254,067
Vallar PLC	12,100	243,515
		620,976
TOTAL MATERIALS		1,928,685
TOTAL COMMON STOCKS (Cost $21,306,501)		24,233,360
Nonconvertible Preferred Stocks - 0.7%

CONSUMER DISCRETIONARY - 0.7%
Automobiles - 0.7%
Porsche Automobil Holding SE (Cost $171,824)	2,622	171,645
Money Market Funds - 1.0%
	Shares	Value
Fidelity Cash Central Fund, 0.16% (b) (Cost $240,569)	240,569	$ 240,569
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $21,718,894)	24,645,574
NET OTHER ASSETS (LIABILITIES) - 0.0%	7,891
NET ASSETS - 100%	$ 24,653,465
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 215
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2011, the cost of investment securities for income tax purposes was $21,820,772. Net unrealized appreciation aggregated $2,824,802, of which $3,857,503 related to appreciated investment securities and $1,032,701 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Mid Cap Portfolio

March 31, 2011

1.799869.107

VIPMID-QTLY-0511

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 82.8%
	Shares	Value
CONSUMER DISCRETIONARY - 16.7%
Auto Components - 0.6%
China Automotive Systems, Inc. (a)(e)	167,541	$ 1,486,089
Fuel Systems Solutions, Inc. (a)(e)(f)	1,434,917	43,305,795
New Focus Auto Tech Holdings Ltd. (a)	5,687,675	1,981,539
		46,773,423
Automobiles - 0.1%
Geely Automobile Holdings Ltd.	22,535,000	8,372,477
Thor Industries, Inc.	100	3,337
		8,375,814
Distributors - 0.0%
LKQ Corp. (a)	100	2,410
Diversified Consumer Services - 0.5%
DeVry, Inc.	32,500	1,789,775
Grand Canyon Education, Inc. (a)	1,974,518	28,630,511
MegaStudy Co. Ltd.	102,675	15,815,607
		46,235,893
Hotels, Restaurants & Leisure - 0.4%
Jubilant Foodworks Ltd. (a)	1,097,618	13,285,010
Papa John's International, Inc. (a)	100	3,167
Starbucks Corp.	576,800	21,312,760
TAJ GVK Hotels & Resorts Ltd.	88,604	184,389
		34,785,326
Household Durables - 0.0%
La-Z-Boy, Inc. (a)	100	955
Internet & Catalog Retail - 2.1%
Blue Nile, Inc. (a)	100	5,399
DeNA Co. Ltd.	1,155,100	41,737,215
Netflix, Inc. (a)(e)	554,620	131,627,965
Start Today Co. Ltd.	17,400	269,270
		173,639,849
Leisure Equipment & Products - 2.7%
Hasbro, Inc.	4,836,282	226,531,449
Media - 2.5%
Den Networks Ltd. (a)	3,207,671	6,128,023
E.W. Scripps Co. Class A (a)	33	327
Ipsos SA	110	5,386
Pearson PLC sponsored ADR	100	1,780
Proto Corp.	45,700	1,659,520
Sun TV Ltd.	1,578,714	15,921,816
The Walt Disney Co.	1,463,976	63,082,726
Time Warner, Inc.	3,397,250	121,281,825
Value Line, Inc. (e)	120,337	1,780,988
Zee Entertainment Enterprises Ltd.	1,004,507	2,787,228
		212,649,619
Multiline Retail - 0.2%
Clicks Group Ltd.	2,217,122	13,948,472
Kohl's Corp.	100	5,304
Mothercare PLC	33,409	214,299
		14,168,075

	Shares	Value
Specialty Retail - 7.5%
Advance Auto Parts, Inc. (f)	6,509,352	$ 427,143,678
H&M Hennes & Mauritz AB (B Shares)	200	6,638
hhgregg, Inc. (a)	100	1,339
Inditex SA	687	55,105
Lumber Liquidators Holdings, Inc. (a)	100	2,499
Ross Stores, Inc.	1,201,178	85,427,779
Sally Beauty Holdings, Inc. (a)	4,831,559	67,690,142
TJX Companies, Inc.	797,027	39,636,153
Tsutsumi Jewelry Co. Ltd.	85,500	2,164,101
Urban Outfitters, Inc. (a)	100	2,983
		622,130,417
Textiles, Apparel & Luxury Goods - 0.1%
Anta Sports Products Ltd.	1,000	1,553
Daphne International Holdings Ltd.	8,088,000	6,072,291
		6,073,844
TOTAL CONSUMER DISCRETIONARY		1,391,367,074
CONSUMER STAPLES - 1.6%
Beverages - 0.6%
Molson Coors Brewing Co. Class B	1,112,109	52,146,791
Food & Staples Retailing - 0.1%
Breadtalk Group Ltd.	1,200	628
Daikokutenbussan Co. Ltd.	79,000	2,535,333
Fresh Market, Inc.	7,100	267,954
Heng Tai Consumables Group Ltd.	31,603,163	3,819,064
Magnit OJSC GDR (Reg. S)	100	3,031
PriceSmart, Inc.	100	3,664
		6,629,674
Food Products - 0.7%
Britannia Industries Ltd.	208,920	1,747,058
Rocky Mountain Chocolate Factory, Inc.	105	1,091
Smart Balance, Inc. (a)	100	459
SunOpta, Inc. (a)	468,300	3,474,789
Want Want China Holdings Ltd.	65,053,600	51,098,848
		56,322,245
Household Products - 0.0%
Jyothy Laboratories Ltd.	391,825	1,935,155
Personal Products - 0.2%
Concern Kalina OJSC:
GDR (g)	21,643	673,419
sponsored ADR	94,200	2,931,020
USANA Health Sciences, Inc. (a)(e)	308,399	10,642,849
		14,247,288
TOTAL CONSUMER STAPLES		131,281,153
ENERGY - 8.2%
Energy Equipment & Services - 6.7%
Dresser-Rand Group, Inc. (a)	938,440	50,319,153
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Ensco International Ltd. ADR	1,540,203	$ 89,085,342
Helix Energy Solutions Group, Inc. (a)	2,396,181	41,214,313
Nabors Industries Ltd. (a)	4,711,208	143,126,499
Parker Drilling Co. (a)(f)	6,251,993	43,201,272
Patterson-UTI Energy, Inc.	3,734,480	109,756,367
Weatherford International Ltd. (a)	3,506,089	79,237,611
		555,940,557
Oil, Gas & Consumable Fuels - 1.5%
Clean Energy Fuels Corp. (a)	100	1,638
Kodiak Oil & Gas Corp. (a)	1,848,887	12,387,543
Magnum Hunter Resources Corp. (a)(e)	849,725	7,282,143
Northern Oil & Gas, Inc. (a)	1,445,443	38,593,328
Plains Exploration & Production Co. (a)	4,800	173,904
Uranium One, Inc.	15,675,600	61,428,566
Voyager Oil & Gas, Inc. unit (a)	1,817,322	8,491,782
		128,358,904
TOTAL ENERGY		684,299,461
FINANCIALS - 9.5%
Capital Markets - 1.6%
Janus Capital Group, Inc.	5,615,437	70,024,499
Marusan Securities Co. Ltd.	2,856,700	13,946,013
Northern Trust Corp.	651,953	33,086,615
SEI Investments Co.	849,118	20,276,938
		137,334,065
Commercial Banks - 0.9%
Aozora Bank Ltd.	1,509,000	3,411,195
Bank of Baroda	634,966	14,459,449
Union Bank of India	7,699,690	60,242,923
		78,113,567
Consumer Finance - 0.2%
Discover Financial Services	753,900	18,184,068
Diversified Financial Services - 0.2%
CRISIL Ltd.	88,258	12,508,286
Insurance - 5.9%
Admiral Group PLC	222,460	5,543,691
AFLAC, Inc.	100	5,278
Lincoln National Corp.	357,500	10,739,300
Old Republic International Corp.	5,495,194	69,734,012
Porto Seguro SA	2,534,700	42,849,184
Presidential Life Corp.	1,971	18,784
Progressive Corp.	1,636,438	34,577,935
Protective Life Corp.	2,007,169	53,290,337
Reinsurance Group of America, Inc.	3,393,011	213,013,231
The Chubb Corp.	954,982	58,549,946
		488,321,698
Real Estate Management & Development - 0.7%
Goldcrest Co. Ltd.	500,950	9,830,462

	Shares	Value
Housing Development and Infrastructure Ltd. (a)	1,488,174	$ 5,906,593
Iguatemi Empresa de Shopping Centers SA	654,200	15,987,860
Kenedix, Inc. (a)	31,405	6,374,273
Songbird Estates PLC Class B (a)	6,900	15,933
Wharf Holdings Ltd.	3,085,000	21,277,640
		59,392,761
Thrifts & Mortgage Finance - 0.0%
People's United Financial, Inc.	100	1,258
TOTAL FINANCIALS		793,855,703
HEALTH CARE - 18.0%
Biotechnology - 2.8%
3SBio, Inc. sponsored ADR (a)	414,462	7,166,048
Abcam PLC	2,101,000	12,701,747
Ardea Biosciences, Inc. (a)	219,966	6,310,825
Genomic Health, Inc. (a)(e)	1,302,302	32,036,629
Halozyme Therapeutics, Inc. (a)	100	671
ImmunoGen, Inc. (a)	247,750	2,247,093
Nanosphere, Inc. (a)	669,053	2,174,422
Pharmacyclics, Inc. (a)	100	589
Sangamo Biosciences, Inc. (a)(e)	197,488	1,645,075
Sino Biopharmaceutical Ltd.	7,999	2,992
Vertex Pharmaceuticals, Inc. (a)	3,547,888	170,050,272
		234,336,363
Health Care Equipment & Supplies - 3.5%
CareFusion Corp. (a)	12,800	360,960
Edwards Lifesciences Corp. (a)	1,317,700	114,639,900
Genmark Diagnostics, Inc.	200,300	809,212
HeartWare International, Inc. CDI (a)	100	250
Kinetic Concepts, Inc. (a)	1,686,348	91,771,058
Masimo Corp.	229,438	7,594,398
Nobel Biocare Holding AG (Switzerland)	585,398	12,134,979
NxStage Medical, Inc. (a)	939,191	20,643,418
Opto Circuits India Ltd.	473,948	2,931,253
Quidel Corp. (a)(e)	868,123	10,382,751
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	9,560,000	27,284,087
Steris Corp.	226,310	7,816,747
		296,369,013
Health Care Providers & Services - 2.7%
HMS Holdings Corp. (a)	100	8,185
IPC The Hospitalist Co., Inc. (a)	192,991	8,763,721
Laboratory Corp. of America Holdings (a)	410,525	37,821,668
McKesson Corp.	1,283,783	101,483,046
Medco Health Solutions, Inc. (a)	1,352,800	75,973,248
		224,049,868
Health Care Technology - 6.7%
Allscripts-Misys Healthcare Solutions, Inc. (a)(f)	9,469,175	198,757,983
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Technology - continued
athenahealth, Inc. (a)(e)(f)	1,978,804	$ 89,303,425
Cerner Corp. (a)(e)	2,321,545	258,155,804
Computer Programs & Systems, Inc.	147,822	9,501,998
So-net M3, Inc.	342	2,076,715
		557,795,925
Life Sciences Tools & Services - 1.4%
QIAGEN NV (a)(e)	1,523,000	30,536,150
Thermo Fisher Scientific, Inc. (a)	1,545,151	85,833,138
		116,369,288
Pharmaceuticals - 0.9%
Aspen Pharmacare Holdings Ltd.	1,663,558	19,426,763
AVANIR Pharmaceuticals Class A (a)	100	408
Cadila Healthcare Ltd.	305,994	5,426,078
China Pharma Holdings, Inc. (a)(e)	39,073	98,855
Cipla Ltd.	64,000	462,130
Hikma Pharmaceuticals PLC	100	1,183
Pharmstandard OJSC unit (a)	421,600	11,783,720
Piramal Healthcare Ltd.	1,749,731	16,371,936
Questcor Pharmaceuticals, Inc. (a)	1,238,845	17,851,756
Unichem Laboratories Ltd.	929,391	3,978,783
		75,401,612
TOTAL HEALTH CARE		1,504,322,069
INDUSTRIALS - 2.4%
Air Freight & Logistics - 0.5%
Business Post Group PLC	200	850
Deutsche Post AG	2,467,581	44,465,286
		44,466,136
Airlines - 0.2%
Copa Holdings SA Class A	248,000	13,094,400
Building Products - 0.1%
Blue Star Ltd.	1,013,255	8,449,289
Commercial Services & Supplies - 0.0%
Blue Label Telecoms Ltd.	2,878,652	2,553,147
Copart, Inc. (a)	41	1,777
Steelcase, Inc. Class A	100	1,138
		2,556,062
Construction & Engineering - 0.2%
Fluor Corp.	187,335	13,799,096
Electrical Equipment - 0.0%
Acuity Brands, Inc.	63,100	3,690,719
AstroPower, Inc. (a)	100	0
		3,690,719
Industrial Conglomerates - 0.2%
Koninklijke Philips Electronics NV	50,000	1,601,026
Max India Ltd. (a)	4,043,756	14,501,965
		16,102,991

	Shares	Value
Machinery - 0.6%
AGCO Corp. (a)	403,087	$ 22,157,692
Energy Recovery, Inc. (a)	100	318
EVA Precision Industrial Holdings Ltd.	6,092,000	4,456,262
Fanuc Ltd.	66,200	10,021,740
Nippon Thompson Co. Ltd.	1,139,000	9,107,617
Spirax-Sarco Engineering PLC	100	3,109
Uzel Makina Sanayi AS (a)	456,690	3
		45,746,741
Professional Services - 0.6%
Advisory Board Co. (a)	100	5,150
Corporate Executive Board Co.	339,957	13,724,064
en-japan, Inc.	1,263	1,884,667
Equifax, Inc.	279,712	10,866,811
JobStreet Corp. Bhd	2,617,600	2,274,670
Randstad Holdings NV	433,336	24,125,698
		52,881,060
Road & Rail - 0.0%
Old Dominion Freight Lines, Inc. (a)	150	5,264
TOTAL INDUSTRIALS		200,791,758
INFORMATION TECHNOLOGY - 20.8%
Communications Equipment - 0.3%
BYD Electronic International Co. Ltd.	100	64
DG FastChannel, Inc. (a)	770,371	24,821,354
MIC Electronics Ltd. (a)	1,883,689	1,021,239
		25,842,657
Computers & Peripherals - 1.1%
Gemalto NV	1,818,627	89,412,502
Lenovo Group Ltd. ADR	10,700	120,910
		89,533,412
Electronic Equipment & Components - 3.1%
Corning, Inc.	7,340,300	151,430,389
Digital China Holdings Ltd. (H Shares)	20,188,300	38,048,039
HLS Systems International Ltd. (a)	136,920	1,821,036
Ingenico SA	1,476,177	66,072,290
Itron, Inc. (a)	100	5,644
L-1 Identity Solutions, Inc. (a)	100	1,178
SYNNEX Corp. (a)	100	3,273
Trimble Navigation Ltd. (a)	700	35,378
		257,417,227
Internet Software & Services - 7.3%
Alibaba.com Ltd.	500	857
Ancestry.com, Inc. (a)	100	3,545
Answers Corp. (a)	100	1,040
comScore, Inc. (a)	100	2,951
Constant Contact, Inc. (a)(e)	659,485	23,016,027
eBay, Inc. (a)	16,016,979	497,167,032
INFO Edge India Ltd.	70,574	1,063,007
Kakaku.com, Inc.	401	2,234,876
NHN Corp. (a)	55,606	9,711,402
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Support.com, Inc. (a)	698,823	$ 3,626,891
ValueClick, Inc. (a)	12,754	184,423
VeriSign, Inc.	706,097	25,567,772
Web.com, Inc. (a)	43	627
WebMD Health Corp. (a)	785,810	41,977,970
		604,558,420
IT Services - 0.0%
Computer Task Group, Inc. (a)	248,307	3,300,000
Office Electronics - 0.6%
Xerox Corp.	4,850,106	51,653,629
Semiconductors & Semiconductor Equipment - 3.4%
Aixtron AG	60	2,626
Aixtron AG sponsored ADR	100	4,388
Altera Corp.	986,883	43,442,590
Applied Materials, Inc.	3,113,636	48,634,994
First Solar, Inc. (a)	100	16,084
KLA-Tencor Corp.	100	4,737
Kontron AG	2,664,720	33,068,786
Marvell Technology Group Ltd. (a)	1,290,593	20,068,721
NVIDIA Corp. (a)	100	1,846
PMC-Sierra, Inc. (a)(f)	13,542,314	101,567,355
Siliconware Precision Industries Co. Ltd. sponsored ADR (e)	5,214,973	31,498,437
Varian Semiconductor Equipment Associates, Inc. (a)	100	4,867
Veeco Instruments, Inc. (a)(e)	84,447	4,293,285
		282,608,716
Software - 5.0%
Citrix Systems, Inc. (a)	100	7,346
Concur Technologies, Inc. (a)	100	5,545
DemandTec, Inc. (a)	100	1,316
Electronic Arts, Inc. (a)	2,232,449	43,599,729
Intuit, Inc. (a)	1,519,500	80,685,450
Kingdee International Software Group Co. Ltd.	42,414,000	26,608,942
Longtop Financial Technologies Ltd. ADR (a)(e)	4,261,208	133,887,155
MICROS Systems, Inc. (a)	100	4,943
NetSuite, Inc. (a)	43	1,250
PROS Holdings, Inc. (a)	100	1,457
Rovi Corp. (a)	706,869	37,923,522
Royalblue Group PLC	200	5,613
Solera Holdings, Inc.	582,353	29,758,238
Ubisoft Entertainment SA (a)(f)	5,093,234	52,015,313
VanceInfo Technologies, Inc. ADR (a)	332,800	10,453,248
		414,959,067
TOTAL INFORMATION TECHNOLOGY		1,729,873,128

	Shares	Value
MATERIALS - 5.5%
Chemicals - 0.4%
Ecolab, Inc.	100	$ 5,102
ShengdaTech, Inc. (a)	100	356
Zoltek Companies, Inc. (a)(e)(f)	2,461,204	33,053,970
		33,059,428
Containers & Packaging - 0.0%
Aptargroup, Inc.	100	5,013
Ball Corp.	931	33,376
		38,389
Metals & Mining - 5.1%
Agnico-Eagle Mines Ltd. (Canada)	234,900	15,612,359
Barrick Gold Corp.	257,100	13,360,079
Centerra Gold, Inc.	469,400	8,422,770
Eldorado Gold Corp.	1,061,345	17,304,181
Franco-Nevada Corp.	39,900	1,464,413
Goldcorp, Inc.	100	4,985
IAMGOLD Corp.	3,602,100	79,382,156
Kinross Gold Corp.	5,429,561	85,556,040
Kinross Gold Corp. warrants 9/17/14 (a)	85,492	238,041
Newcrest Mining Ltd.	3,061,261	126,074,467
Newmont Mining Corp.	1,088,808	59,427,141
Yamana Gold, Inc.	1,492,554	18,439,514
		425,286,146
TOTAL MATERIALS		458,383,963
UTILITIES - 0.1%
Gas Utilities - 0.0%
China Natural Gas, Inc. (a)	100	558
Independent Power Producers & Energy Traders - 0.1%
Calpine Corp. (a)	443,915	7,044,931
Water Utilities - 0.0%
Cadiz, Inc. (a)	100	1,219
TOTAL UTILITIES		7,046,708
TOTAL COMMON STOCKS (Cost $4,989,527,957)		6,901,221,017
Nonconvertible Bonds - 0.0%
Principal Amount (d)
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Britannia Industries Ltd. 8.25% 3/22/13 (Cost $712)	INR	41,784	1,552
Money Market Funds - 19.3%
	Shares	Value
Fidelity Cash Central Fund, 0.16% (b)	1,257,009,111	$ 1,257,009,111
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	353,138,576	353,138,576
TOTAL MONEY MARKET FUNDS (Cost $1,610,147,687)		1,610,147,687
Cash Equivalents - 1.5%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.12%, dated 3/31/11 due 4/1/11 (Collateralized by U.S. Treasury Obligations) # (Cost $119,765,000)	$ 119,765,383	119,765,000
TOTAL INVESTMENT PORTFOLIO - 103.6% (Cost $6,719,441,356)	8,631,135,256
NET OTHER ASSETS (LIABILITIES) - (3.6)%	(297,062,576)
NET ASSETS - 100%	$ 8,334,072,680
Currency Abbreviations
INR	-	Indian rupee
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $673,419 or 0.0% of net assets.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$119,765,000 due 4/01/11 at 0.12%
BNP Paribas Securities Corp.	$ 18,332,391
Credit Agricole Securities (USA), Inc.	15,388,431
HSBC Securities (USA), Inc.	40,034,879
Mizuho Securities USA, Inc.	15,388,431
RBS Securities, Inc.	22,926,653
UBS Securities LLC	7,694,215
$ 119,765,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 495,377
Fidelity Securities Lending Cash Central Fund	633,132
Total	$ 1,128,509
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Advance Auto Parts, Inc.	$ 430,593,635	$ -	$ -	$ 390,561	$ 427,143,678
Allscripts-Misys Healthcare Solutions, Inc.	210,229,437	-	31,771,315	-	198,757,983
athenahealth, Inc.	104,807,702	-	27,351,436	-	89,303,425
Fuel Systems Solutions, Inc.	39,522,475	2,142,172	-	-	-
Parker Drilling Co.	29,028,608	-	447,821	-	-
Patterson-UTI Energy, Inc.	173,000,599	-	109,578,321	186,724	-
PMC-Sierra, Inc.	116,328,477	-	-	-	-
Ubisoft Entertainment SA	54,477,231	-	-	-	-
Zoltek Companies, Inc.	22,136,973	6,462,933	-	-	-
Total	$ 1,180,125,137	$ 8,605,105	$ 169,148,893	$ 577,285	$ 715,205,086
Other Information

The following is a summary of the inputs used, as of March 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,391,367,074	$ 1,391,367,074	$ -	$ -
Consumer Staples	131,281,153	131,281,153	-	-
Energy	684,299,461	675,807,679	8,491,782	-
Financials	793,855,703	719,153,331	74,702,372	-
Health Care	1,504,322,069	1,504,322,069	-	-
Industrials	200,791,758	199,190,729	1,601,026	3
Information Technology	1,729,873,128	1,729,873,128	-	-
Materials	458,383,963	458,383,607	-	356
Utilities	7,046,708	7,046,708	-	-
Corporate Bonds	1,552	-	1,552	-
Money Market Funds	1,610,147,687	1,610,147,687	-	-
Cash Equivalents	119,765,000	-	119,765,000	-
Total Investments in Securities:	$ 8,631,135,256	$ 8,426,573,165	$ 204,561,732	$ 359
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 3
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(134)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	490
Transfers out of Level 3	-
Ending Balance	$ 359
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2011	$ (134)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At March 31, 2011, the cost of investment securities for income tax purposes was $6,776,078,828. Net unrealized appreciation aggregated $1,855,056,428, of which $2,159,489,181 related to appreciated investment securities and $304,432,753 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Balanced Portfolio

March 31, 2011

1.799884.107

VIPBAL-QTLY-0511

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 68.4%
	Shares	Value
CONSUMER DISCRETIONARY - 7.2%
Auto Components - 0.2%
Denso Corp.	6,200	$ 205,760
Minth Group Ltd.	608,000	1,019,248
Modine Manufacturing Co. (a)	82,236	1,327,289
SAF-Holland SA (a)	5,600	61,086
Tenneco, Inc. (a)	36,135	1,533,931
TRW Automotive Holdings Corp. (a)	13,336	734,547
		4,881,861
Automobiles - 0.3%
Bayerische Motoren Werke AG (BMW)	18,103	1,506,680
Harley-Davidson, Inc.	32,702	1,389,508
Honda Motor Co. Ltd.	3,100	115,197
Mazda Motor Corp.	381,000	838,369
Winnebago Industries, Inc. (a)(d)	205,461	2,747,014
		6,596,768
Distributors - 0.1%
Silver Base Group Holdings Ltd.	1,358,000	1,038,760
Diversified Consumer Services - 0.5%
Carriage Services, Inc. (a)	24,247	133,601
Coinstar, Inc. (a)	33,100	1,519,952
DeVry, Inc.	29,170	1,606,392
Grand Canyon Education, Inc. (a)	54,024	783,348
ITT Educational Services, Inc. (a)	12,352	891,197
Service Corp. International	132,300	1,463,238
Stewart Enterprises, Inc. Class A	271,929	2,077,538
Weight Watchers International, Inc.	7,200	504,720
		8,979,986
Hotels, Restaurants & Leisure - 1.4%
Accor SA	70,987	3,188,373
Bravo Brio Restaurant Group, Inc.	73,186	1,294,660
Brinker International, Inc.	113,420	2,869,526
Club Mediterranee SA (a)	61,929	1,333,522
Denny's Corp. (a)	154,779	628,403
DineEquity, Inc. (a)(d)	58,930	3,239,971
McDonald's Corp.	33,272	2,531,666
NH Hoteles SA (a)	269,875	1,829,394
O'Charleys, Inc. (a)	195,816	1,169,022
Penn National Gaming, Inc. (a)	2,589	95,948
Sol Melia SA	108,293	1,244,182
Spur Corp. Ltd.	246,400	480,784
Starbucks Corp.	23,270	859,827
WMS Industries, Inc. (a)	111,309	3,934,773
Wyndham Worldwide Corp.	52,837	1,680,745
		26,380,796
Household Durables - 0.5%
Dorel Industries, Inc. Class B (sub. vtg.)	4,600	147,672
Garmin Ltd.	42,700	1,445,822
Jarden Corp.	17,496	622,333
Lennar Corp. Class A	8,000	144,960
Newell Rubbermaid, Inc.	71,156	1,361,214

	Shares	Value
PulteGroup, Inc. (a)	38,066	$ 281,688
Stanley Black & Decker, Inc.	35,445	2,715,087
Techtronic Industries Co. Ltd.	1,099,000	1,525,879
Tempur-Pedic International, Inc. (a)	29,087	1,473,547
		9,718,202
Internet & Catalog Retail - 0.1%
Expedia, Inc.	71,822	1,627,487
Leisure Equipment & Products - 0.1%
Giant Manufacturing Co. Ltd.	62,000	251,964
Hasbro, Inc.	33,139	1,552,231
		1,804,195
Media - 1.7%
CBS Corp. Class B	10,300	257,912
CC Media Holdings, Inc. Class A (a)	100,000	800,000
Cinemark Holdings, Inc.	44,652	864,016
Comcast Corp.:
Class A	7,233	178,800
Class A (special) (non-vtg.)	331,908	7,706,904
Dentsu, Inc.	23,300	601,516
DreamWorks Animation SKG, Inc. Class A (a)	23,192	647,753
Havas SA	206,328	1,107,504
MDC Partners, Inc. Class A (sub. vtg.)	169,161	2,836,830
Mood Media Corp. (a)	136,700	421,505
Mood Media Corp. (a)(h)	254,200	705,427
News Corp. Class A	82,619	1,450,790
Proto Corp.	1,200	43,576
Saraiva SA Livreiros Editores	23,800	551,031
The Walt Disney Co.	150,391	6,480,348
Time Warner Cable, Inc.	39,249	2,800,024
Time Warner, Inc.	126,023	4,499,021
		31,952,957
Multiline Retail - 0.4%
Macy's, Inc.	2,100	50,946
Maoye International Holdings Ltd.	1,271,000	547,380
Marisa Lojas SA	10,500	163,611
PPR SA	8,100	1,241,007
Target Corp.	131,276	6,565,113
		8,568,057
Specialty Retail - 1.6%
Advance Auto Parts, Inc.	61,900	4,061,878
Asbury Automotive Group, Inc. (a)	63,131	1,167,292
Best Buy Co., Inc.	45,837	1,316,439
Big 5 Sporting Goods Corp.	57,300	683,016
Carphone Warehouse Group PLC (a)	175,257	1,022,990
Casual Male Retail Group, Inc. (a)	256,699	1,260,392
DSW, Inc. Class A (a)	14,404	575,584
Fast Retailing Co. Ltd.	1,500	187,759
Foot Locker, Inc.	86,946	1,714,575
Foschini Ltd.	130,996	1,639,156
Hengdeli Holdings Ltd.	3,736,000	1,969,198
Home Depot, Inc.	39,700	1,471,282
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
I.T Ltd.	546,000	$ 367,809
Lowe's Companies, Inc.	257,714	6,811,381
Lumber Liquidators Holdings, Inc. (a)	35,499	887,120
MarineMax, Inc. (a)	87,900	866,694
OfficeMax, Inc. (a)	118,050	1,527,567
SuperGroup PLC	30,840	721,054
Urban Outfitters, Inc. (a)	73,604	2,195,607
		30,446,793
Textiles, Apparel & Luxury Goods - 0.3%
Bosideng International Holdings Ltd.	2,658,000	789,343
G-III Apparel Group Ltd. (a)	49,006	1,841,645
Maidenform Brands, Inc. (a)	18,519	529,088
Peak Sport Products Co. Ltd.	838,000	575,286
Phillips-Van Heusen Corp.	37,676	2,450,070
		6,185,432
TOTAL CONSUMER DISCRETIONARY		138,181,294
CONSUMER STAPLES - 6.1%
Beverages - 1.4%
Anheuser-Busch InBev SA NV	36,852	2,100,185
Britvic PLC	128,630	815,802
Carlsberg AS Series B	16,900	1,819,017
Dr Pepper Snapple Group, Inc.	64,425	2,394,033
Grupo Modelo SAB de CV Series C	228,600	1,366,758
PepsiCo, Inc.	35,484	2,285,524
The Coca-Cola Co.	259,825	17,239,389
		28,020,708
Food & Staples Retailing - 1.4%
Casey's General Stores, Inc.	25,701	1,002,339
Costco Wholesale Corp.	9,293	681,363
CVS Caremark Corp.	145,227	4,984,191
Droga Raia SA	44,000	687,226
Drogasil SA	86,300	674,479
Eurocash SA	12,990	142,646
Kroger Co.	233,759	5,603,203
Seven & i Holdings Co., Ltd.	4,100	104,614
Susser Holdings Corp. (a)	67,055	877,750
Wal-Mart Stores, Inc.	122,580	6,380,289
Walgreen Co.	122,981	4,936,457
Winn-Dixie Stores, Inc. (a)	77,220	551,351
		26,625,908
Food Products - 1.5%
Archer Daniels Midland Co.	101,366	3,650,190
Calavo Growers, Inc.	72,395	1,581,831
Chiquita Brands International, Inc. (a)	59,991	920,262
Danone	9,300	607,294
Diamond Foods, Inc.	40,070	2,235,906
Flowers Foods, Inc. (d)	34,479	938,863
Global Dairy Holdings Ltd.	1,443,000	554,672

	Shares	Value
Green Mountain Coffee Roasters, Inc. (a)	36,700	$ 2,371,187
Kellogg Co.	13,179	711,402
Kraft Foods, Inc. Class A	191,950	6,019,552
Marine Harvest ASA	1,176,923	1,461,580
Nestle SA	60,180	3,449,621
Sara Lee Corp.	73,926	1,306,272
Seneca Foods Corp. Class A (a)	10,178	304,017
Shenguan Holdings Group Ltd.	236,000	276,091
Smithfield Foods, Inc. (a)	39,204	943,248
The J.M. Smucker Co.	19,029	1,358,480
		28,690,468
Household Products - 0.7%
Procter & Gamble Co.	186,015	11,458,524
Uni-Charm Corp.	35,000	1,273,072
Youyuan International Holdings Ltd.	1,015,000	558,481
		13,290,077
Personal Products - 0.4%
Avon Products, Inc.	83,728	2,264,005
BaWang International (Group) Holding Ltd.	2,421,000	718,961
Estee Lauder Companies, Inc. Class A	15,090	1,454,072
Hengan International Group Co. Ltd.	118,500	879,008
USANA Health Sciences, Inc. (a)	43,257	1,492,799
		6,808,845
Tobacco - 0.7%
Imperial Tobacco Group PLC	46,441	1,435,091
Japan Tobacco, Inc.	15	54,199
Philip Morris International, Inc.	193,526	12,701,111
		14,190,401
TOTAL CONSUMER STAPLES		117,626,407
ENERGY - 9.4%
Energy Equipment & Services - 2.8%
Aker Drilling ASA (a)	154,800	554,056
Aker Solutions ASA	177,772	4,084,386
Baker Hughes, Inc.	57,156	4,196,965
Cathedral Energy Services Ltd.	92,600	907,188
Halliburton Co.	140,500	7,002,520
ION Geophysical Corp. (a)	240,328	3,049,762
National Oilwell Varco, Inc.	133,642	10,593,801
Noble Corp.	42,913	1,957,691
Oceaneering International, Inc. (a)	7,100	635,095
Oil States International, Inc. (a)	1,000	76,140
Saipem SpA	35,217	1,871,380
Schlumberger Ltd.	115,465	10,768,266
Transocean Ltd. (a)	39,553	3,083,156
Unit Corp. (a)	24,400	1,511,580
Vantage Drilling Co. (a)	705,650	1,270,170
Weatherford International Ltd. (a)	169,598	3,832,915
		55,395,071
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 6.6%
Americas Petrogas, Inc. (a)	190,500	$ 471,486
Americas Petrogas, Inc. (a)(e)	284,000	702,898
Anadarko Petroleum Corp.	43,183	3,537,551
Apache Corp.	41,713	5,461,066
Berry Petroleum Co. Class A	52,177	2,632,330
BP PLC sponsored ADR	83,341	3,678,672
BPZ Energy, Inc. (a)(d)	33,434	177,535
C&C Energia Ltd. (f)	77,200	980,027
Chesapeake Energy Corp.	121,841	4,084,110
Chevron Corp.	64,694	6,950,076
Cimarex Energy Co.	12,760	1,470,462
Concho Resources, Inc. (a)(h)	46,359	4,974,321
Continental Resources, Inc. (a)	5,404	386,224
Crown Point Ventures Ltd. (a)	17,900	40,980
Crown Point Ventures Ltd. (a)(e)	187,100	428,341
CVR Energy, Inc. (a)	182,254	4,221,003
Daylight Energy Ltd.	15,500	180,783
Denbury Resources, Inc. (a)	103,838	2,533,647
Double Eagle Petroleum Co. (a)	74,470	677,677
EOG Resources, Inc.	29,040	3,441,530
Exxon Mobil Corp.	82,436	6,935,341
Gran Tierra Energy, Inc. (a)	82,300	663,696
Gulfport Energy Corp. (a)	7,205	260,461
Heritage Oil PLC	90,844	413,870
Holly Corp.	72,316	4,393,920
InterOil Corp. (a)	30,434	2,271,594
Kodiak Oil & Gas Corp. (a)	240,700	1,612,690
Madalena Ventures, Inc. (a)	344,500	319,738
Marathon Oil Corp.	81,300	4,334,103
Massey Energy Co.	39,519	2,701,519
Niko Resources Ltd.	16,400	1,572,858
Noble Energy, Inc.	28,660	2,769,989
Northern Oil & Gas, Inc. (a)(d)	247,675	6,612,923
OAO Gazprom sponsored ADR	60,700	1,963,038
Occidental Petroleum Corp.	56,619	5,916,119
Painted Pony Petroleum Ltd. (a)(e)	15,000	176,189
Painted Pony Petroleum Ltd. Class A (a)	7,800	91,618
Paladin Energy Ltd. (a)	384,949	1,437,262
Pan Orient Energy Corp. (a)	122,000	866,845
PetroBakken Energy Ltd. Class A (d)	37,065	701,777
Petrofrontier Corp.	28,400	109,535
Petrohawk Energy Corp. (a)	103,078	2,529,534
Petroleum Development Corp. (a)	26,259	1,260,695
Petroplus Holdings AG	13,390	211,383
Plains Exploration & Production Co. (a)	58,844	2,131,918
Progress Energy Resources Corp. (d)	52,900	761,559
Progress Energy Resources Corp. (a)(e)	36,600	526,901
Resolute Energy Corp. (a)	110,827	2,010,402
Rodinia Oil Corp.	67,600	156,853
Southwestern Energy Co. (a)	36,540	1,570,124
Suncor Energy, Inc.	42,380	1,900,260

	Shares	Value
TAG Oil Ltd. (a)	106,000	$ 732,391
Talisman Energy, Inc.	77,500	1,915,721
Tesoro Corp. (a)	118,709	3,184,962
Total SA sponsored ADR	18,472	1,126,238
Valero Energy Corp.	143,472	4,278,335
Voyager Oil & Gas, Inc. unit (a)	304,384	1,422,292
Western Refining, Inc. (a)	51,000	864,450
Whiting Petroleum Corp. (a)	47,692	3,502,977
Williams Companies, Inc.	114,893	3,582,364
		126,825,163
TOTAL ENERGY		182,220,234
FINANCIALS - 10.1%
Capital Markets - 1.5%
American Capital Ltd. (a)	69,174	684,823
Ashmore Group PLC	126,700	673,326
Bank of New York Mellon Corp.	103,516	3,092,023
Bank Sarasin & Co. Ltd. Series B (Reg.)	7,031	306,195
BlackRock, Inc. Class A	10,700	2,150,807
FXCM, Inc. Class A	41,100	535,533
Goldman Sachs Group, Inc.	39,566	6,270,024
GP Investments, Ltd. unit (a)	177,931	692,042
ICAP PLC	92,600	784,045
Internet Capital Group, Inc. (a)	5,200	73,840
Invesco Ltd.	81,081	2,072,430
Medley Capital Corp.	37,100	451,878
Morgan Stanley	244,618	6,682,964
State Street Corp.	66,199	2,974,983
TD Ameritrade Holding Corp.	42,779	892,798
		28,337,711
Commercial Banks - 2.5%
Associated Banc-Corp.	160,595	2,384,836
Banco do Brasil SA	66,000	1,194,561
Banco Pine SA	97,600	807,032
CapitalSource, Inc.	691,700	4,869,568
CIT Group, Inc. (a)	15,214	647,356
Comerica, Inc.	24,873	913,337
Commercial Bank of Qatar GDR (Reg. S)	123,725	523,265
Guaranty Trust Bank PLC GDR (Reg. S)	77,871	545,097
Huntington Bancshares, Inc.	321,487	2,134,674
Intesa Sanpaolo SpA	159,476	471,724
Itau Unibanco Banco Multiplo SA ADR (a)(e)	33,100	796,055
Lloyds Banking Group PLC (a)	793,800	737,326
Regions Financial Corp.	359,036	2,606,601
SunTrust Banks, Inc.	76,269	2,199,598
Susquehanna Bancshares, Inc.	110,557	1,033,708
SVB Financial Group (a)	56,393	3,210,453
Wells Fargo & Co.	697,331	22,105,393
Wilmington Trust Corp., Delaware	152,464	689,137
Zions Bancorporation	24,921	574,678
		48,444,399
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - 0.5%
American Express Co.	96,817	$ 4,376,128
Capital One Financial Corp.	25,896	1,345,556
Discover Financial Services	80,411	1,939,513
Imperial Holdings, Inc. (a)	47,700	484,155
International Personal Finance PLC	5,153	26,575
SLM Corp. (a)	96,044	1,469,473
		9,641,400
Diversified Financial Services - 2.7%
Bank of America Corp.	51,700	689,161
Citigroup, Inc. (a)	4,437,122	19,612,079
CME Group, Inc.	7,380	2,225,439
Deutsche Boerse AG	15,919	1,207,641
Infrastructure Development Finance Co. Ltd.	290,575	1,008,483
JPMorgan Chase & Co.	465,731	21,470,199
PICO Holdings, Inc. (a)	197,846	5,947,251
		52,160,253
Insurance - 1.3%
ACE Ltd.	3,625	234,538
AEGON NV (a)	249,673	1,868,788
AFLAC, Inc.	65,596	3,462,157
American Equity Investment Life Holding Co.	59,600	781,952
Assured Guaranty Ltd.	231,654	3,451,645
Berkshire Hathaway, Inc. Class B (a)	18,798	1,572,077
Delphi Financial Group, Inc. Class A	38,190	1,172,815
Genworth Financial, Inc. Class A (a)	386,817	5,206,557
Lincoln National Corp.	61,850	1,857,974
Maiden Holdings Ltd. (e)	19,000	142,310
MetLife, Inc.	71,300	3,189,249
Prudential Financial, Inc.	23,600	1,453,288
QBE Insurance Group Ltd.	12,848	234,800
XL Group PLC Class A	14,900	366,540
		24,994,690
Real Estate Investment Trusts - 1.1%
Beni Stabili SpA SIIQ	614,800	638,847
Boston Properties, Inc.	15,200	1,441,720
Campus Crest Communities, Inc.	32,385	383,115
CBL & Associates Properties, Inc.	153,111	2,667,194
Coresite Realty Corp.	45,219	716,269
Douglas Emmett, Inc.	10,297	193,069
Education Realty Trust, Inc.	105,900	850,377
Franklin Street Properties Corp.	77,600	1,091,832
HCP, Inc.	16,320	619,181
ProLogis Trust	206,500	3,299,870
Public Storage	15,068	1,671,192
SL Green Realty Corp.	35,210	2,647,792
U-Store-It Trust	70,094	737,389

	Shares	Value
Vornado Realty Trust	8,681	$ 759,588
Weyerhaeuser Co.	190,203	4,678,994
		22,396,429
Real Estate Management & Development - 0.5%
CB Richard Ellis Group, Inc. Class A (a)	201,551	5,381,412
Iguatemi Empresa de Shopping Centers SA	54,300	1,327,027
Jones Lang LaSalle, Inc.	17,968	1,792,128
Kenedix, Inc. (a)	5,378	1,091,573
The St. Joe Co. (a)	5,100	127,857
		9,719,997
Thrifts & Mortgage Finance - 0.0%
Washington Mutual, Inc. (a)	101,600	4,775
TOTAL FINANCIALS		195,699,654
HEALTH CARE - 7.1%
Biotechnology - 2.0%
Acorda Therapeutics, Inc. (a)	32,000	742,400
Alexion Pharmaceuticals, Inc. (a)	16,200	1,598,616
Amgen, Inc. (a)	103,200	5,516,040
Amylin Pharmaceuticals, Inc. (a)	81,525	926,939
Ardea Biosciences, Inc. (a)	103,800	2,978,022
ARIAD Pharmaceuticals, Inc. (a)	275,349	2,070,624
ArQule, Inc. (a)	58,500	418,860
AVEO Pharmaceuticals, Inc.	101,526	1,359,433
AVEO Pharmaceuticals, Inc. (h)	39,037	470,435
Biogen Idec, Inc. (a)	35,816	2,628,536
Cephalon, Inc. (a)	18,000	1,364,040
Dynavax Technologies Corp. (a)	332,892	918,782
Gilead Sciences, Inc. (a)	36,183	1,535,607
Human Genome Sciences, Inc. (a)	46,500	1,276,425
ImmunoGen, Inc. (a)	49,700	450,779
InterMune, Inc. (a)	25,194	1,188,905
Micromet, Inc. (a)	145,500	816,255
NPS Pharmaceuticals, Inc. (a)	54,490	521,469
PDL BioPharma, Inc.	133,200	772,560
SIGA Technologies, Inc. (a)	197,893	2,394,505
Theravance, Inc. (a)	176,065	4,264,294
Thrombogenics NV (a)	49,249	1,507,002
United Therapeutics Corp. (a)	29,000	1,943,580
Vertex Pharmaceuticals, Inc. (a)	14,500	694,985
ZIOPHARM Oncology, Inc. (a)	167,318	1,045,738
		39,404,831
Health Care Equipment & Supplies - 1.3%
American Medical Systems Holdings, Inc. (a)	75,480	1,633,387
Baxter International, Inc.	65,820	3,539,141
Boston Scientific Corp. (a)	189,200	1,360,348
C. R. Bard, Inc.	36,340	3,608,925
Covidien PLC	67,296	3,495,354
GN Store Nordic AS	92,600	869,313
Inverness Medical Innovations, Inc. (a)(h)	2,771	108,457
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Kinetic Concepts, Inc. (a)	43,457	$ 2,364,930
Orthofix International NV (a)	52,381	1,700,287
Orthovita, Inc. (a)	216,020	460,123
St. Jude Medical, Inc.	20,030	1,026,738
Symmetry Medical, Inc. (a)	114,591	1,122,992
William Demant Holding AS (a)	16,046	1,388,995
Wright Medical Group, Inc. (a)	72,558	1,234,212
Zimmer Holdings, Inc. (a)	23,358	1,413,860
		25,327,062
Health Care Providers & Services - 1.7%
AmerisourceBergen Corp.	6,146	243,136
Brookdale Senior Living, Inc. (a)	153,244	4,290,832
Catalyst Health Solutions, Inc. (a)	26,127	1,461,283
CIGNA Corp.	113,320	5,017,810
DaVita, Inc. (a)	19,129	1,635,721
Diagnosticos da America SA	108,000	1,389,153
Emeritus Corp. (a)	58,572	1,491,243
Express Scripts, Inc. (a)	99,200	5,516,512
Fresenius Medical Care AG & Co. KGaA	28,160	1,890,523
McKesson Corp.	40,060	3,166,743
Medco Health Solutions, Inc. (a)	71,489	4,014,822
Sun Healthcare Group, Inc. (a)	110,000	1,547,700
Sunrise Senior Living, Inc. (a)	12,194	145,474
		31,810,952
Health Care Technology - 0.1%
Allscripts-Misys Healthcare Solutions, Inc. (a)	89,800	1,884,902
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc. (a)	139,870	6,263,379
Lonza Group AG	13,365	1,121,147
QIAGEN NV (a)	21,600	433,080
Thermo Fisher Scientific, Inc. (a)	44,357	2,464,031
		10,281,637
Pharmaceuticals - 1.5%
Auxilium Pharmaceuticals, Inc. (a)	29,800	639,806
Cadence Pharmaceuticals, Inc. (a)(d)	308,731	2,843,413
Cardiome Pharma Corp. (a)	91,329	388,033
Columbia Laboratories, Inc. (a)	100,200	377,754
GlaxoSmithKline PLC	143,600	2,735,227
GlaxoSmithKline PLC sponsored ADR	65,219	2,505,062
Merck & Co., Inc.	326,999	10,794,237
Novo Nordisk AS Series B	24,582	3,085,898
Teva Pharmaceutical Industries Ltd. sponsored ADR	45,900	2,302,803
Valeant Pharmaceuticals International, Inc. (Canada)	51,300	2,560,503
Watson Pharmaceuticals, Inc. (a)	6,200	347,262
		28,579,998
TOTAL HEALTH CARE		137,289,382

	Shares	Value
INDUSTRIALS - 10.0%
Aerospace & Defense - 2.1%
Bombardier, Inc. Class B (sub. vtg.)	440,900	$ 3,241,845
DigitalGlobe, Inc. (a)	41,241	1,155,985
Esterline Technologies Corp. (a)	17,775	1,257,048
GeoEye, Inc. (a)	73,060	3,037,835
Goodrich Corp.	30,047	2,569,920
Honeywell International, Inc.	72,453	4,326,169
Meggitt PLC	495,524	2,724,760
Precision Castparts Corp.	30,531	4,493,553
Raytheon Co.	62,262	3,167,268
Raytheon Co. warrants 6/16/11 (a)	200	2,672
Rockwell Collins, Inc.	7,182	465,609
Textron, Inc.	195,504	5,354,855
United Technologies Corp.	102,657	8,689,915
		40,487,434
Airlines - 0.1%
Copa Holdings SA Class A	15,100	797,280
Southwest Airlines Co.	27,948	352,983
		1,150,263
Building Products - 0.4%
Armstrong World Industries, Inc.	16,480	762,530
Masco Corp.	203,293	2,829,839
Owens Corning (a)	76,218	2,743,086
Quanex Building Products Corp.	36,406	714,650
		7,050,105
Commercial Services & Supplies - 0.5%
Iron Mountain, Inc.	6,200	193,626
Knoll, Inc.	99,171	2,078,624
Pitney Bowes, Inc.	27,225	699,410
Quad/Graphics, Inc. (a)	7,993	340,022
R.R. Donnelley & Sons Co.	27,611	522,400
Republic Services, Inc.	61,225	1,839,199
Schawk, Inc. Class A	22,656	440,433
Steelcase, Inc. Class A	193,308	2,199,845
Swisher Hygiene, Inc. (a)(h)	113,650	628,541
The Geo Group, Inc. (a)	58,794	1,507,478
		10,449,578
Construction & Engineering - 1.0%
Chiyoda Corp.	111,000	1,017,038
Dycom Industries, Inc. (a)	73,430	1,273,276
EMCOR Group, Inc. (a)	27,223	843,096
Fluor Corp.	60,362	4,446,265
Foster Wheeler AG (a)	143,168	5,385,980
Great Lakes Dredge & Dock Corp.	78,511	599,039
Jacobs Engineering Group, Inc. (a)	12,859	661,338
MasTec, Inc. (a)	45,500	946,400
MYR Group, Inc. (a)	60,671	1,451,250
Shaw Group, Inc. (a)	81,793	2,896,290
		19,519,972
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - 0.9%
Alstom SA	46,992	$ 2,777,684
AMETEK, Inc.	34,850	1,528,870
Cooper Industries PLC Class A	44,157	2,865,789
Emerson Electric Co.	28,691	1,676,415
Fushi Copperweld, Inc. (a)	25,700	206,114
GrafTech International Ltd. (a)	70,853	1,461,697
Prysmian SpA	68,300	1,464,904
Regal-Beloit Corp.	26,978	1,991,786
Schneider Electric SA	11,799	2,015,835
Zumtobel AG	56,688	1,936,203
		17,925,297
Industrial Conglomerates - 1.2%
Cookson Group PLC	131,702	1,456,206
General Electric Co.	848,049	17,003,382
Koninklijke Philips Electronics NV	64,000	2,049,313
Rheinmetall AG	28,400	2,352,415
Siemens AG sponsored ADR	8,088	1,110,806
		23,972,122
Machinery - 1.8%
Actuant Corp. Class A	71,325	2,068,425
Caterpillar, Inc.	39,198	4,364,697
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares)	25,200	64,599
Charter International PLC	48,773	631,956
Commercial Vehicle Group, Inc. (a)	39,575	706,018
Cummins, Inc.	34,063	3,733,986
Dover Corp.	21,686	1,425,638
Fiat Industrial SpA (a)	149,600	2,146,859
Hardinge, Inc.	21,858	299,455
Harsco Corp.	2,015	71,109
Ingersoll-Rand Co. Ltd.	73,900	3,570,109
Manitowoc Co., Inc.	32,400	708,912
Navistar International Corp. (a)	110,300	7,647,099
NSK Ltd.	86,000	741,442
Pall Corp.	33,051	1,904,068
Schindler Holding AG (participation certificate)	10,747	1,291,746
SmartHeat, Inc. (a)(d)	190,870	540,162
Timken Co.	26,748	1,398,920
Trinity Industries, Inc.	22,853	838,020
		34,153,220
Professional Services - 0.5%
CBIZ, Inc. (a)	90,363	651,517
CRA International, Inc. (a)	3,590	103,500
FTI Consulting, Inc. (a)	38,409	1,472,217
IHS, Inc. Class A (a)	3,391	300,951
Kforce, Inc. (a)	25,762	471,445
Robert Half International, Inc.	61,900	1,894,140
SFN Group, Inc. (a)	27,740	390,857

	Shares	Value
SR Teleperformance SA	49,953	$ 1,882,727
Towers Watson & Co.	35,059	1,944,372
		9,111,726
Road & Rail - 1.3%
Arkansas Best Corp.	33,503	868,398
Con-way, Inc.	52,710	2,070,976
CSX Corp.	99,600	7,828,560
Norfolk Southern Corp.	38,111	2,639,949
Saia, Inc. (a)	105,845	1,734,800
Union Pacific Corp.	87,430	8,596,992
Universal Truckload Services, Inc. (a)	65,989	1,138,310
		24,877,985
Trading Companies & Distributors - 0.2%
Barloworld Ltd.	74,200	819,332
Finning International, Inc.	23,600	697,024
Kaman Corp.	44,319	1,560,029
Rush Enterprises, Inc. Class A (a)	46,278	916,304
		3,992,689
TOTAL INDUSTRIALS		192,690,391
INFORMATION TECHNOLOGY - 11.7%
Communications Equipment - 1.3%
Calix Networks, Inc. (a)	153,972	3,127,171
Cisco Systems, Inc.	557,861	9,567,316
Comverse Technology, Inc. (a)	217,900	1,636,429
Infinera Corp. (a)	96,543	809,996
Juniper Networks, Inc. (a)	143,045	6,019,334
Motorola Mobility Holdings, Inc.	12,445	303,658
QUALCOMM, Inc.	61,708	3,383,450
		24,847,354
Computers & Peripherals - 2.5%
Apple, Inc. (a)	103,763	36,156,207
Hewlett-Packard Co.	280,696	11,500,115
Seagate Technology (a)	20,543	295,819
		47,952,141
Electronic Equipment & Components - 0.9%
Arrow Electronics, Inc. (a)	16,933	709,154
Avnet, Inc. (a)	116,171	3,960,269
Corning, Inc.	197,303	4,070,361
Funtalk China Holdings Ltd. (a)	269,900	1,754,350
HLS Systems International Ltd. (a)	61,366	816,168
Keyence Corp.	6,800	1,740,780
Molex, Inc. (d)	77,183	1,938,837
TE Connectivity Ltd.	70,417	2,451,920
		17,441,839
Internet Software & Services - 0.6%
DealerTrack Holdings, Inc. (a)	20,600	472,976
eAccess Ltd. (d)	2,547	1,399,602
eBay, Inc. (a)	131,955	4,095,883
Facebook, Inc. Class B (a)	52,676	1,316,900
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Google, Inc. Class A (a)	5,612	$ 3,289,811
Yahoo!, Inc. (a)	108,036	1,798,799
		12,373,971
IT Services - 1.1%
Acxiom Corp. (a)	127,844	1,834,561
Alliance Data Systems Corp. (a)	34,321	2,947,831
Atos Origin SA (a)	25,510	1,495,240
Fidelity National Information Services, Inc.	77,760	2,541,974
Fiserv, Inc. (a)	15,379	964,571
Heartland Payment Systems, Inc.	80,918	1,418,493
MasterCard, Inc. Class A	10,500	2,643,060
Unisys Corp. (a)	64,012	1,998,455
Virtusa Corp. (a)	29,311	548,995
Visa, Inc. Class A	58,828	4,330,917
		20,724,097
Office Electronics - 0.2%
Xerox Corp.	401,138	4,272,120
Semiconductors & Semiconductor Equipment - 3.4%
Advanced Micro Devices, Inc. (a)	95,834	824,172
Analog Devices, Inc.	71,400	2,811,732
Applied Materials, Inc.	178,665	2,790,747
ASAT Holdings Ltd. (a)	1,762	0
ASML Holding NV	77,960	3,469,220
Atmel Corp. (a)	91,690	1,249,735
Avago Technologies Ltd.	120,135	3,736,199
Cymer, Inc. (a)	90,670	5,130,109
Cypress Semiconductor Corp. (a)	93,800	1,817,844
Entropic Communications, Inc. (a)(d)	59,160	499,902
Fairchild Semiconductor International, Inc. (a)	187,270	3,408,314
Himax Technologies, Inc. sponsored ADR	282,513	669,556
Intersil Corp. Class A	116,077	1,445,159
Kulicke & Soffa Industries, Inc. (a)	94,450	883,108
Lam Research Corp. (a)	110,894	6,283,254
LTX-Credence Corp. (a)	421,919	3,852,120
Marvell Technology Group Ltd. (a)	318,630	4,954,697
Maxim Integrated Products, Inc.	95,543	2,445,901
Microchip Technology, Inc. (d)	22,052	838,197
Micron Technology, Inc. (a)	488,148	5,594,176
National Semiconductor Corp.	169,823	2,435,262
NVIDIA Corp. (a)	78,538	1,449,811
NXP Semiconductors NV	65,324	1,959,720
ON Semiconductor Corp. (a)	389,204	3,841,443
RF Micro Devices, Inc. (a)	30,848	197,736
TriQuint Semiconductor, Inc. (a)	102,543	1,323,830
Varian Semiconductor Equipment Associates, Inc. (a)	38,506	1,874,087
		65,786,031

	Shares	Value
Software - 1.7%
Aspen Technology, Inc. (a)	89,100	$ 1,335,609
Autodesk, Inc. (a)	11,900	524,909
BMC Software, Inc. (a)	66,817	3,323,478
CA, Inc.	117,065	2,830,632
Check Point Software Technologies Ltd. (a)	24,685	1,260,169
Citrix Systems, Inc. (a)	29,088	2,136,804
DemandTec, Inc. (a)	100,600	1,323,896
Informatica Corp. (a)	65,608	3,426,706
JDA Software Group, Inc. (a)	53,244	1,611,163
Micro Focus International PLC	290,336	1,471,707
Microsoft Corp.	2,100	53,256
Oracle Corp.	369,126	12,317,735
Parametric Technology Corp. (a)	17,000	382,330
Sourcefire, Inc. (a)	22,100	607,971
		32,606,365
TOTAL INFORMATION TECHNOLOGY		226,003,918
MATERIALS - 4.2%
Chemicals - 1.7%
Air Products & Chemicals, Inc.	21,662	1,953,479
Airgas, Inc.	8,222	546,105
Ashland, Inc.	23,870	1,378,731
Cabot Corp.	7,200	333,288
Celanese Corp. Class A	47,377	2,102,117
CF Industries Holdings, Inc.	10,802	1,477,606
Clariant AG (Reg.) (a)	138,920	2,506,156
Dow Chemical Co.	138,167	5,215,804
Ecolab, Inc.	4,150	211,733
Huabao International Holdings Ltd.	1,053,000	1,619,042
Israel Chemicals Ltd.	49,800	819,747
Lanxess AG	3,549	265,362
LyondellBasell Industries NV Class A (a)	48,400	1,914,220
Methanex Corp.	2,100	65,272
Spartech Corp. (a)	212,833	1,543,039
Symrise AG	29,800	873,453
Valspar Corp.	22,560	882,096
W.R. Grace & Co. (a)	163,649	6,266,120
Yara International ASA	42,100	2,132,397
		32,105,767
Construction Materials - 0.1%
HeidelbergCement AG	33,990	2,373,168
Containers & Packaging - 0.2%
Ball Corp.	16,974	608,518
FP Corp.	1,400	74,238
Rock-Tenn Co. Class A (d)	45,930	3,185,246
Silgan Holdings, Inc.	4,908	187,191
		4,055,193
Metals & Mining - 2.2%
Alcoa, Inc.	59,950	1,058,118
Anglo American PLC (United Kingdom)	28,000	1,439,969
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Argonaut Gold, Inc. (a)	50,437	$ 246,021
Centamin Egypt Ltd. (Canada) (a)	123,700	267,887
Commercial Metals Co.	137,100	2,367,717
Eldorado Gold Corp.	124,709	2,033,257
Freeport-McMoRan Copper & Gold, Inc.	72,618	4,033,930
Goldcorp, Inc.	100,200	4,995,017
Grande Cache Coal Corp. (a)	92,900	983,895
Gulf Resources, Inc. (a)(d)	74,534	461,365
Gulf Resources, Inc. (a)(h)	257,850	1,596,092
Ivanhoe Mines Ltd. (a)	225,770	6,190,806
Kinross Gold Corp.	103,104	1,624,656
Mirabela Nickel Ltd. (a)	234,014	474,377
Newcrest Mining Ltd.	111,017	4,572,106
Pan American Silver Corp.	36,000	1,336,680
Randgold Resources Ltd. sponsored ADR	44,958	3,665,875
Reliance Steel & Aluminum Co.	10,250	592,245
Ternium SA sponsored ADR	32,300	1,160,862
United States Steel Corp.	43,681	2,356,153
		41,457,028
TOTAL MATERIALS		79,991,156
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.4%
AT&T, Inc.	73,700	2,255,220
China Unicom (Hong Kong) Ltd.	804,000	1,338,769
Iliad Group SA	17,477	2,094,594
Koninklijke KPN NV	85,887	1,462,495
Telefonica SA sponsored ADR	46,223	1,165,744
		8,316,822
Wireless Telecommunication Services - 0.6%
NII Holdings, Inc. (a)	30,400	1,266,768
SOFTBANK CORP.	52,900	2,111,802
Sprint Nextel Corp. (a)	1,152,100	5,345,744
TIM Participacoes SA	241,700	1,037,771
Turkcell Iletisim Hizmet AS	214,000	1,273,376
		11,035,461
TOTAL TELECOMMUNICATION SERVICES		19,352,283
UTILITIES - 1.6%
Electric Utilities - 0.5%
American Electric Power Co., Inc.	67,218	2,362,041
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B) sponsored ADR	62,000	1,199,080
Edison International	21,069	770,915
FirstEnergy Corp.	26,475	981,958
NextEra Energy, Inc.	46,513	2,563,797

	Shares	Value
NV Energy, Inc.	61,797	$ 920,157
Power Grid Corp. of India Ltd.	79,686	182,288
PPL Corp.	52,802	1,335,891
		10,316,127
Gas Utilities - 0.1%
China Gas Holdings Ltd.	1,330,000	653,151
Enn Energy Holdings Ltd.	392,000	1,219,551
		1,872,702
Independent Power Producers & Energy Traders - 0.5%
AES Corp. (a)	789,099	10,258,287
Multi-Utilities - 0.5%
Alliant Energy Corp.	17,225	670,569
CMS Energy Corp.	119,363	2,344,289
National Grid PLC	154,400	1,468,280
PG&E Corp.	37,698	1,665,498
Public Service Enterprise Group, Inc.	53,250	1,677,908
Sempra Energy	25,324	1,354,834
		9,181,378
TOTAL UTILITIES		31,628,494
TOTAL COMMON STOCKS (Cost $1,049,302,845)		1,320,683,213
Preferred Stocks - 0.5%

Convertible Preferred Stocks - 0.4%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
General Motors Co. 4.75%	56,700	2,732,940
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Citigroup, Inc. 7.50%	21,500	2,719,750
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. 13.00% (a)	48	0
UTILITIES - 0.1%
Electric Utilities - 0.1%
PPL Corp. 9.50%	24,500	1,304,380
TOTAL CONVERTIBLE PREFERRED STOCKS		6,757,070
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen AG	11,600	1,880,773
TOTAL PREFERRED STOCKS (Cost $7,492,438)		8,637,843
Investment Companies - 0.1%
	Shares	Value
Ares Capital Corp. (Cost $1,733,848)	130,220	$ 2,200,718
Convertible Bonds - 0.4%
	Principal Amount
FINANCIALS - 0.2%
Real Estate Management & Development - 0.1%
Forest City Enterprises, Inc. 5% 10/15/16	$ 840,000	1,337,700
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. 9% 4/1/63 (e)	2,396,000	2,473,870
TOTAL FINANCIALS		3,811,570
HEALTH CARE - 0.2%
Biotechnology - 0.1%
Incyte Corp. 4.75% 10/1/15	770,000	1,544,543
Pharmaceuticals - 0.1%
Endo Pharmaceuticals Holdings, Inc. 1.75% 4/15/15	1,120,000	1,571,024
TOTAL HEALTH CARE		3,115,567
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (e)	540,000	595,688
TOTAL CONVERTIBLE BONDS (Cost $4,740,045)		7,522,825
Fixed-Income Funds - 27.1%
	Shares
Fidelity High Income Central Fund 2 (g)	766,647	86,301,507
Fidelity VIP Investment Grade Central Fund (g)	4,156,961	436,148,362
TOTAL FIXED-INCOME FUNDS (Cost $495,348,840)		522,449,869
Money Market Funds - 4.1%
	Shares	Value
Fidelity Cash Central Fund, 0.16% (b)	68,332,175	$ 68,332,175
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	11,692,670	11,692,670
TOTAL MONEY MARKET FUNDS (Cost $80,024,845)		80,024,845
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $1,638,642,861)	1,941,519,313
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(11,306,370)
NET ASSETS - 100%	$ 1,930,212,943
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,842,252 or 0.3% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,483,273 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
AVEO Pharmaceuticals, Inc.	10/28/10	$ 527,000
Concho Resources, Inc.	7/20/10	$ 2,100,063
Gulf Resources, Inc.	12/11/09	$ 2,191,725
Inverness Medical Innovations, Inc.	2/8/06	$ 67,640
Mood Media Corp.	2/2/11	$ 514,497
Swisher Hygiene, Inc.	3/22/11	$ 568,250
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 29,888
Fidelity High Income Central Fund 2	1,431,436
Fidelity Securities Lending Cash Central Fund	14,096
Fidelity VIP Investment Grade Central Fund	3,507,481
Total	$ 4,982,901
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 2	$ 82,855,310	$ 1,431,437	$ -	$ 86,301,507	13.0%
Fidelity VIP Investment Grade Central Fund	407,380,000	29,876,300	-	436,148,362	11.7%
Total	$ 490,235,310	$ 31,307,737	$ -	$ 522,449,869
Other Information

The following is a summary of the inputs used, as of March 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 142,795,007	$ 141,974,383	$ 820,624	$ -
Consumer Staples	117,626,407	115,526,222	2,100,185	-
Energy	182,220,234	180,797,942	1,422,292	-
Financials	198,419,404	195,813,290	2,606,114	-
Health Care	137,289,382	130,997,822	6,291,560	-
Industrials	192,690,391	190,012,537	2,677,854	-
Information Technology	226,003,918	224,687,018	-	1,316,900
Materials	79,991,156	79,991,156	-	-
Telecommunication Services	19,352,283	16,740,138	2,612,145	-
Utilities	32,932,874	31,464,594	1,468,280	-
Investment Companies	2,200,718	2,200,718	-	-
Corporate Bonds	7,522,825	-	7,522,825	-
Fixed-Income Funds	522,449,869	522,449,869	-	-
Money Market Funds	80,024,845	80,024,845	-	-
Total Investments in Securities:	$ 1,941,519,313	$ 1,912,680,534	$ 27,521,879	$ 1,316,900
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 600,666
Total Realized Gain (Loss)	19,972
Total Unrealized Gain (Loss)	(20,582)
Cost of Purchases	1,316,900
Proceeds of Sales	(19,972)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(580,084)
Ending Balance	$ 1,316,900
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At March 31, 2011, the cost of investment securities for income tax purposes was $1,641,302,832. Net unrealized appreciation aggregated $300,216,481, of which $347,280,610 related to appreciated investment securities and $47,064,129 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Growth Opportunities Portfolio

March 31, 2011

1.799866.107

VIPGRO-QTLY-0511

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSUMER DISCRETIONARY - 14.6%
Auto Components - 0.8%
Johnson Controls, Inc.	23,500	$ 976,895
Tenneco, Inc. (a)	43,400	1,842,330
		2,819,225
Automobiles - 0.3%
Ford Motor Co. (a)	32,400	483,084
General Motors Co.	24,400	757,132
		1,240,216
Diversified Consumer Services - 0.5%
Coinstar, Inc. (a)(d)	41,400	1,901,088
Hotels, Restaurants & Leisure - 4.7%
BJ's Restaurants, Inc. (a)	90,100	3,543,633
Buffalo Wild Wings, Inc. (a)(d)	7,400	402,782
Chipotle Mexican Grill, Inc. (a)	3,900	1,062,243
Hyatt Hotels Corp. Class A (a)	93,000	4,002,720
Las Vegas Sands Corp. unit	3,700	2,651,346
McDonald's Corp.	36,500	2,777,285
Starbucks Corp.	40,900	1,511,255
Starwood Hotels & Resorts Worldwide, Inc.	19,800	1,150,776
Texas Roadhouse, Inc. Class A	19,100	324,509
		17,426,549
Household Durables - 1.0%
Lennar Corp. Class A	93,300	1,690,596
Tempur-Pedic International, Inc. (a)	17,100	866,286
Tupperware Brands Corp.	17,000	1,015,070
		3,571,952
Internet & Catalog Retail - 1.3%
Amazon.com, Inc. (a)	25,400	4,575,302
Media - 0.8%
Comcast Corp. Class A	13,800	341,136
DIRECTV (a)	32,600	1,525,680
DreamWorks Animation SKG, Inc. Class A (a)	8,300	231,819
The Walt Disney Co.	20,900	900,581
		2,999,216
Multiline Retail - 0.4%
Target Corp.	32,200	1,610,322
Specialty Retail - 1.8%
Abercrombie & Fitch Co. Class A	6,600	387,420
Bed Bath & Beyond, Inc. (a)	10,300	497,181
Best Buy Co., Inc.	15,900	456,648
DSW, Inc. Class A (a)	18,100	723,276
Home Depot, Inc.	28,600	1,059,916
Jos. A. Bank Clothiers, Inc. (a)	9,400	478,272
Lumber Liquidators Holdings, Inc. (a)(d)	51,800	1,294,482
Staples, Inc.	53,100	1,031,202
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	17,200	827,836
		6,756,233

	Shares	Value
Textiles, Apparel & Luxury Goods - 3.0%
Coach, Inc.	30,600	$ 1,592,424
lululemon athletica, Inc. (a)(d)	94,486	8,413,978
NIKE, Inc. Class B	7,100	537,470
Vera Bradley, Inc.	15,300	645,813
		11,189,685
TOTAL CONSUMER DISCRETIONARY		54,089,788
CONSUMER STAPLES - 5.6%
Beverages - 1.2%
Dr Pepper Snapple Group, Inc.	8,400	312,144
PepsiCo, Inc.	16,400	1,056,324
The Coca-Cola Co.	46,500	3,085,275
		4,453,743
Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	13,000	953,160
Droga Raia SA	2,000	31,238
Fresh Market, Inc.	22,200	837,828
Wal-Mart Stores, Inc.	37,800	1,967,490
Walgreen Co.	23,200	931,248
Whole Foods Market, Inc.	11,500	757,850
		5,478,814
Food Products - 0.4%
Green Mountain Coffee Roasters, Inc. (a)	20,700	1,337,427
Household Products - 0.2%
Church & Dwight Co., Inc.	2,300	182,482
Procter & Gamble Co.	7,000	431,200
		613,682
Personal Products - 1.0%
Avon Products, Inc.	19,658	531,552
Herbalife Ltd.	39,500	3,213,720
		3,745,272
Tobacco - 1.3%
Philip Morris International, Inc.	75,900	4,981,317
TOTAL CONSUMER STAPLES		20,610,255
ENERGY - 9.4%
Energy Equipment & Services - 3.2%
FMC Technologies, Inc. (a)	6,930	654,746
Halliburton Co.	40,800	2,033,472
National Oilwell Varco, Inc.	16,303	1,292,339
Schlumberger Ltd.	78,200	7,292,932
Transocean Ltd. (a)	8,079	629,758
		11,903,247
Oil, Gas & Consumable Fuels - 6.2%
Cameco Corp. (d)	11,500	345,818
Chesapeake Energy Corp.	64,036	2,146,487
Chevron Corp.	6,900	741,267
Concho Resources, Inc. (a)	5,100	547,230
EOG Resources, Inc.	3,400	402,934
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
EXCO Resources, Inc.	23,500	$ 485,510
Exxon Mobil Corp.	135,500	11,399,615
Hess Corp.	20,300	1,729,763
Occidental Petroleum Corp.	9,200	961,308
Petrohawk Energy Corp. (a)	64,700	1,587,738
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	13,700	486,898
Southwestern Energy Co. (a)	23,407	1,005,799
Valero Energy Corp.	31,400	936,348
		22,776,715
TOTAL ENERGY		34,679,962
FINANCIALS - 3.0%
Capital Markets - 0.7%
Charles Schwab Corp.	44,200	796,926
Goldman Sachs Group, Inc.	2,709	429,295
LPL Investment Holdings, Inc.	16,500	590,865
Morgan Stanley	9,000	245,880
T. Rowe Price Group, Inc.	5,500	365,310
		2,428,276
Commercial Banks - 0.3%
Signature Bank, New York (a)	9,100	513,240
Wells Fargo & Co.	23,500	744,950
		1,258,190
Consumer Finance - 1.0%
Discover Financial Services	160,000	3,859,200
Diversified Financial Services - 0.8%
BM&F Bovespa SA	119,429	866,832
Citigroup, Inc. (a)	116,500	514,930
CME Group, Inc.	900	271,395
JPMorgan Chase & Co.	30,300	1,396,830
		3,049,987
Real Estate Investment Trusts - 0.1%
Simon Property Group, Inc.	4,087	437,963
Real Estate Management & Development - 0.1%
The St. Joe Co. (a)	7,000	175,490
TOTAL FINANCIALS		11,209,106
HEALTH CARE - 16.8%
Biotechnology - 13.6%
Alexion Pharmaceuticals, Inc. (a)	35,100	3,463,668
Alkermes, Inc. (a)	75,800	981,610
Alnylam Pharmaceuticals, Inc. (a)(d)	94,100	900,537
Celgene Corp. (a)	13,365	768,888
Cepheid, Inc. (a)	130,500	3,656,610
Exelixis, Inc. (a)	89,028	1,006,016
Human Genome Sciences, Inc. (a)(d)	156,900	4,306,905
ImmunoGen, Inc. (a)(d)	207,500	1,882,025

	Shares	Value
Immunomedics, Inc. (a)(d)	310,500	$ 1,186,110
InterMune, Inc. (a)	82,500	3,893,175
Isis Pharmaceuticals, Inc. (a)(d)	334,500	3,023,880
Lexicon Pharmaceuticals, Inc. (a)	583,400	980,112
Metabolix, Inc. (a)(d)	97,600	1,025,776
Micromet, Inc. (a)(d)	113,455	636,483
Momenta Pharmaceuticals, Inc. (a)	20,300	321,755
Pharmasset, Inc. (a)	58,060	4,569,903
Regeneron Pharmaceuticals, Inc. (a)	138,100	6,206,214
Rigel Pharmaceuticals, Inc. (a)	162,400	1,154,664
Seattle Genetics, Inc. (a)(d)	361,738	5,632,261
Transition Therapeutics, Inc. (a)	148,408	644,321
Vertex Pharmaceuticals, Inc. (a)	84,100	4,030,913
		50,271,826
Health Care Equipment & Supplies - 0.1%
Baxter International, Inc.	8,900	478,553
Health Care Providers & Services - 0.8%
Express Scripts, Inc. (a)	20,200	1,123,322
McKesson Corp.	8,800	695,640
Medco Health Solutions, Inc. (a)	15,200	853,632
UnitedHealth Group, Inc.	9,200	415,840
		3,088,434
Health Care Technology - 0.1%
Cerner Corp. (a)	3,600	400,320
Life Sciences Tools & Services - 0.5%
Illumina, Inc. (a)	23,700	1,660,659
Pharmaceuticals - 1.7%
Abbott Laboratories	35,000	1,716,750
Allergan, Inc.	17,600	1,249,952
Elan Corp. PLC sponsored ADR (a)	107,300	738,224
Endocyte, Inc. (d)	36,100	309,377
Hospira, Inc. (a)	6,700	369,840
Johnson & Johnson	7,000	414,750
MAP Pharmaceuticals, Inc. (a)	76,316	1,052,398
Teva Pharmaceutical Industries Ltd. sponsored ADR	8,100	406,377
		6,257,668
TOTAL HEALTH CARE		62,157,460
INDUSTRIALS - 7.2%
Aerospace & Defense - 1.5%
Honeywell International, Inc.	25,600	1,528,576
ITT Corp.	10,300	618,515
The Boeing Co.	44,300	3,275,099
		5,422,190
Air Freight & Logistics - 0.9%
United Parcel Service, Inc. Class B	42,400	3,151,168
Airlines - 0.2%
JetBlue Airways Corp. (a)	115,700	725,439
Construction & Engineering - 0.4%
Fluor Corp.	5,400	397,764
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
Orascom Construction Industries SAE GDR	18,700	$ 785,213
Quanta Services, Inc. (a)	15,841	355,314
		1,538,291
Electrical Equipment - 0.4%
Emerson Electric Co.	8,900	520,027
Roper Industries, Inc.	8,900	769,494
		1,289,521
Industrial Conglomerates - 1.1%
3M Co.	21,500	2,010,250
General Electric Co.	105,300	2,111,265
		4,121,515
Machinery - 2.0%
Caterpillar, Inc.	31,400	3,496,390
Cummins, Inc.	6,200	679,644
Danaher Corp.	47,500	2,465,250
Deere & Co.	9,600	930,144
		7,571,428
Road & Rail - 0.7%
Union Pacific Corp.	27,700	2,723,741
TOTAL INDUSTRIALS		26,543,293
INFORMATION TECHNOLOGY - 40.4%
Communications Equipment - 4.8%
Acme Packet, Inc. (a)	15,400	1,092,784
Cisco Systems, Inc.	85,200	1,461,180
F5 Networks, Inc. (a)	12,200	1,251,354
Infinera Corp. (a)(d)	225,900	1,895,301
Juniper Networks, Inc. (a)	26,600	1,119,328
QUALCOMM, Inc.	87,895	4,819,283
Research In Motion Ltd. (a)	5,200	294,164
Riverbed Technology, Inc. (a)	152,100	5,726,565
		17,659,959
Computers & Peripherals - 6.6%
Apple, Inc. (a)	59,342	20,677,719
Hewlett-Packard Co.	47,800	1,958,366
NetApp, Inc. (a)	25,900	1,247,862
Silicon Graphics International Corp. (a)	24,000	513,600
		24,397,547
Electronic Equipment & Components - 2.5%
Corning, Inc.	42,800	882,964
Universal Display Corp. (a)(d)	154,500	8,503,680
		9,386,644
Internet Software & Services - 5.6%
Baidu.com, Inc. sponsored ADR (a)	15,800	2,177,398
Cornerstone Ondemand, Inc.	36,400	663,572
eBay, Inc. (a)	33,200	1,030,528
Facebook, Inc. Class B (a)	13,826	345,650

	Shares	Value
Google, Inc. Class A (a)	18,030	$ 10,569,366
LogMeIn, Inc. (a)(d)	51,500	2,171,240
Mail.ru Group Ltd. GDR (a)(e)	700	20,965
OpenTable, Inc. (a)(d)	23,200	2,467,320
Rackspace Hosting, Inc. (a)	28,000	1,199,800
		20,645,839
IT Services - 4.1%
Cognizant Technology Solutions Corp. Class A (a)	36,532	2,973,705
International Business Machines Corp.	21,100	3,440,777
MasterCard, Inc. Class A	4,100	1,032,052
ServiceSource International, Inc.	8,200	99,876
VeriFone Systems, Inc. (a)	74,400	4,088,280
Visa, Inc. Class A	49,800	3,666,276
		15,300,966
Semiconductors & Semiconductor Equipment - 8.0%
Advanced Micro Devices, Inc. (a)	97,100	835,060
Analog Devices, Inc.	9,400	370,172
Applied Materials, Inc.	33,000	515,460
Broadcom Corp. Class A	39,700	1,563,386
Cree, Inc. (a)(d)	8,100	373,896
Cypress Semiconductor Corp. (a)	346,700	6,719,046
First Solar, Inc. (a)(d)	5,800	932,872
Intel Corp.	88,700	1,789,079
International Rectifier Corp. (a)	63,500	2,099,310
NVIDIA Corp. (a)	228,000	4,208,880
Rambus, Inc. (a)(d)	125,500	2,484,900
Silicon Image, Inc. (a)	52,500	470,925
Silicon Laboratories, Inc. (a)	133,800	5,781,498
Tessera Technologies, Inc. (a)	37,700	688,402
Texas Instruments, Inc.	10,800	373,248
Xilinx, Inc.	11,400	373,920
		29,580,054
Software - 8.8%
Citrix Systems, Inc. (a)	11,200	822,752
Microsoft Corp.	128,000	3,246,080
Oracle Corp.	72,800	2,429,336
QLIK Technologies, Inc.	18,300	475,800
RealPage, Inc.	25,700	712,661
Red Hat, Inc. (a)	149,900	6,803,961
salesforce.com, Inc. (a)	79,324	10,596,100
Solera Holdings, Inc.	14,500	740,950
SuccessFactors, Inc. (a)	136,900	5,351,421
TiVo, Inc. (a)(d)	146,600	1,284,216
VMware, Inc. Class A (a)	3,200	260,928
		32,724,205
TOTAL INFORMATION TECHNOLOGY		149,695,214
MATERIALS - 2.2%
Chemicals - 0.6%
Dow Chemical Co.	24,500	924,875
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Monsanto Co.	9,200	$ 664,792
The Mosaic Co.	10,500	826,875
		2,416,542
Metals & Mining - 1.6%
Barrick Gold Corp.	21,000	1,091,255
Freeport-McMoRan Copper & Gold, Inc.	49,500	2,749,725
Molycorp, Inc. (d)	17,500	1,050,350
Mongolian Mining Corp.	306,000	391,027
Nucor Corp.	13,800	635,076
		5,917,433
TOTAL MATERIALS		8,333,975
TOTAL COMMON STOCKS (Cost $227,545,427)		367,319,053
Money Market Funds - 11.2%

Fidelity Cash Central Fund, 0.16% (b)	3,512,368	3,512,368
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	38,062,325	38,062,325
TOTAL MONEY MARKET FUNDS (Cost $41,574,693)		41,574,693
TOTAL INVESTMENT PORTFOLIO - 110.4% (Cost $269,120,120)	408,893,746
NET OTHER ASSETS (LIABILITIES) - (10.4)%	(38,566,255)
NET ASSETS - 100%	$ 370,327,491
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $20,965 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 755
Fidelity Securities Lending Cash Central Fund	28,068
Total	$ 28,823
Other Information

The following is a summary of the inputs used, as of March 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 54,089,788	$ 51,438,442	$ 2,651,346	$ -
Consumer Staples	20,610,255	20,610,255	-	-
Energy	34,679,962	34,679,962	-	-
Financials	11,209,106	11,209,106	-	-
Health Care	62,157,460	62,157,460	-	-
Industrials	26,543,293	26,543,293	-	-
Information Technology	149,695,214	149,349,564	-	345,650
Materials	8,333,975	8,333,975	-	-
Money Market Funds	41,574,693	41,574,693	-	-
Total Investments in Securities:	$ 408,893,746	$ 405,896,750	$ 2,651,346	$ 345,650
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	345,650
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 345,650
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At March 31, 2011, the cost of investment securities for income tax purposes was $269,933,819. Net unrealized appreciation aggregated $138,959,927, of which $149,868,572 related to appreciated investment securities and $10,908,645 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Dynamic Capital Appreciation Portfolio

March 31, 2011

1.799855.107

VIPDCA-QTLY-0511

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.8%
	Shares	Value
CONSUMER DISCRETIONARY - 26.3%
Automobiles - 0.9%
Harley-Davidson, Inc.	12,842	$ 545,657
Diversified Consumer Services - 2.7%
Career Education Corp. (a)	16,984	385,876
DeVry, Inc.	8,641	475,860
ITT Educational Services, Inc. (a)(d)	9,906	714,718
		1,576,454
Hotels, Restaurants & Leisure - 4.3%
Las Vegas Sands Corp. (a)	17,253	728,422
McDonald's Corp.	7,132	542,674
Paddy Power PLC (Ireland)	12,842	562,152
Starbucks Corp.	7,232	267,222
Starwood Hotels & Resorts Worldwide, Inc.	7,242	420,905
		2,521,375
Internet & Catalog Retail - 0.2%
Blue Nile, Inc. (a)	2,152	116,186
Media - 9.7%
CBS Corp. Class B	15,775	395,006
Interpublic Group of Companies, Inc.	49,202	618,469
JC Decaux SA (a)	3,563	119,525
Kabel Deutschland Holding AG	13,343	706,948
The Walt Disney Co.	24,271	1,045,837
Time Warner, Inc.	4,100	146,370
Viacom, Inc. Class B (non-vtg.)	9,221	428,961
Virgin Media, Inc.	82,251	2,285,755
		5,746,871
Multiline Retail - 0.7%
PPR SA	1,500	229,816
Retail Ventures, Inc. (a)	10,851	187,180
		416,996
Specialty Retail - 4.3%
Bed Bath & Beyond, Inc. (a)	13,634	658,113
DSW, Inc. Class A (a)	7,311	292,148
Tiffany & Co., Inc.	6,771	416,010
TJX Companies, Inc.	20,775	1,033,141
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	3,617	174,086
		2,573,498
Textiles, Apparel & Luxury Goods - 3.5%
Coach, Inc.	7,836	407,785
Oxford Industries, Inc.	4,100	140,179
Phillips-Van Heusen Corp.	8,800	572,264
Polo Ralph Lauren Corp. Class A	2,100	259,665
Timberland Co. Class A (a)	9,019	372,395
VF Corp.	3,408	335,790
		2,088,078
TOTAL CONSUMER DISCRETIONARY		15,585,115

	Shares	Value
CONSUMER STAPLES - 3.8%
Beverages - 0.4%
Anheuser-Busch InBev SA NV	4,629	$ 263,805
Food & Staples Retailing - 1.0%
Walgreen Co.	14,181	569,225
Whole Foods Market, Inc.	500	32,950
		602,175
Food Products - 0.2%
Green Mountain Coffee Roasters, Inc. (a)	2,000	129,220
Personal Products - 0.5%
Estee Lauder Companies, Inc. Class A	2,826	272,313
Tobacco - 1.7%
Altria Group, Inc.	17,235	448,627
Lorillard, Inc.	3,782	359,328
Reynolds American, Inc.	5,043	179,178
		987,133
TOTAL CONSUMER STAPLES		2,254,646
ENERGY - 13.3%
Energy Equipment & Services - 3.8%
Aker Drilling ASA (a)	19,164	68,591
Atwood Oceanics, Inc. (a)	8,131	377,522
Baker Hughes, Inc.	5,102	374,640
Cameron International Corp. (a)	6,583	375,889
Compagnie Generale de Geophysique SA (a)	7,754	280,465
Dresser-Rand Group, Inc. (a)	3,030	162,469
National Oilwell Varco, Inc.	6,554	519,536
Transocean Ltd. (a)	1,200	93,540
		2,252,652
Oil, Gas & Consumable Fuels - 9.5%
BP PLC sponsored ADR	14,148	624,493
Chesapeake Energy Corp.	6,060	203,131
Chevron Corp.	15,248	1,638,093
Comstock Resources, Inc. (a)	3,000	92,820
Gulfport Energy Corp. (a)	3,400	122,910
Occidental Petroleum Corp.	10,444	1,091,294
Petroplus Holdings AG	6,095	96,219
Repsol YPF SA	8,207	281,180
Royal Dutch Shell PLC Class A sponsored ADR	18,454	1,344,558
Stone Energy Corp. (a)	3,000	100,110
		5,594,808
TOTAL ENERGY		7,847,460
FINANCIALS - 6.2%
Capital Markets - 1.4%
Ameriprise Financial, Inc.	5,131	313,401
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Janus Capital Group, Inc.	20,527	$ 255,972
TD Ameritrade Holding Corp.	11,675	243,657
		813,030
Commercial Banks - 3.6%
Comerica, Inc.	17,147	629,638
SVB Financial Group (a)	6,073	345,736
U.S. Bancorp, Delaware	18,765	495,959
Wells Fargo & Co.	21,336	676,351
		2,147,684
Real Estate Management & Development - 1.2%
CB Richard Ellis Group, Inc. Class A (a)	27,099	723,543
TOTAL FINANCIALS		3,684,257
HEALTH CARE - 4.0%
Biotechnology - 1.3%
Alexion Pharmaceuticals, Inc. (a)	2,800	276,304
Biogen Idec, Inc. (a)	6,584	483,200
		759,504
Health Care Equipment & Supplies - 1.4%
C. R. Bard, Inc.	1,700	168,827
Edwards Lifesciences Corp. (a)	7,400	643,800
		812,627
Health Care Providers & Services - 0.1%
Epocrates, Inc. (a)	1,435	28,413
ExamWorks Group, Inc. (a)	1,505	33,456
		61,869
Pharmaceuticals - 1.2%
Novo Nordisk AS Series B	3,555	446,276
Shire PLC	10,100	293,067
		739,343
TOTAL HEALTH CARE		2,373,343
INDUSTRIALS - 23.2%
Aerospace & Defense - 2.7%
Bombardier, Inc. Class B (sub. vtg.)	20,400	149,997
GeoEye, Inc. (a)	5,487	228,149
Textron, Inc.	21,999	602,553
United Technologies Corp.	7,660	648,419
		1,629,118
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	20,034	169,287
Airlines - 6.7%
Ryanair Holdings PLC sponsored ADR	5,300	147,340
United Continental Holdings, Inc. (a)	135,501	3,115,171
US Airways Group, Inc. (a)(d)	77,535	675,330
		3,937,841

	Shares	Value
Commercial Services & Supplies - 0.4%
Stericycle, Inc. (a)	2,861	$ 253,685
Construction & Engineering - 3.1%
Fluor Corp.	6,194	456,250
Foster Wheeler AG (a)	12,100	455,202
Jacobs Engineering Group, Inc. (a)	7,723	397,194
Shaw Group, Inc. (a)	14,464	512,170
		1,820,816
Electrical Equipment - 1.8%
Emerson Electric Co.	12,668	740,191
Rockwell Automation, Inc.	3,275	309,979
		1,050,170
Industrial Conglomerates - 2.2%
General Electric Co.	66,003	1,323,360
Machinery - 3.3%
3D Systems Corp. (a)	3,600	174,780
Chart Industries, Inc. (a)	4,659	256,431
Danaher Corp.	7,612	395,063
Greenbrier Companies, Inc. (a)	4,545	128,987
Titan International, Inc.	4,100	109,101
Trinity Industries, Inc.	8,187	300,217
WABCO Holdings, Inc. (a)	9,726	599,511
		1,964,090
Professional Services - 0.8%
IHS, Inc. Class A (a)	5,036	446,945
Road & Rail - 1.9%
Union Pacific Corp.	11,670	1,147,511
TOTAL INDUSTRIALS		13,742,823
INFORMATION TECHNOLOGY - 10.2%
Communications Equipment - 1.5%
Alcatel-Lucent SA sponsored ADR (a)	71,200	413,672
Juniper Networks, Inc. (a)	10,723	451,224
		864,896
Computers & Peripherals - 3.8%
Apple, Inc. (a)	6,367	2,218,581
Electronic Equipment & Components - 0.0%
Amphenol Corp. Class A	500	27,195
Internet Software & Services - 0.5%
VeriSign, Inc.	8,599	311,370
IT Services - 1.5%
Accenture PLC Class A	3,400	186,898
Cognizant Technology Solutions Corp. Class A (a)	4,344	353,602
Paychex, Inc.	10,722	336,242
		876,742
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 0.3%
Fairchild Semiconductor International, Inc. (a)	6,755	$ 122,941
NVIDIA Corp. (a)	3,543	65,404
		188,345
Software - 2.6%
Ariba, Inc. (a)	28,368	968,484
FactSet Research Systems, Inc.	1,821	190,713
Intuit, Inc. (a)	400	21,240
Oracle Corp.	11,177	372,976
		1,553,413
TOTAL INFORMATION TECHNOLOGY		6,040,542
MATERIALS - 2.5%
Chemicals - 0.5%
PolyOne Corp.	1,780	25,294
PPG Industries, Inc.	2,500	238,025
		263,319
Containers & Packaging - 0.1%
Boise, Inc.	6,800	62,288
Metals & Mining - 1.9%
United States Steel Corp. (d)	20,772	1,120,442
TOTAL MATERIALS		1,446,049
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 1.6%
Iliad Group SA	4,037	483,829
Telenet Group Holding NV	8,920	417,826
		901,655
Wireless Telecommunication Services - 0.7%
Clearwire Corp. Class A (a)(d)	45,079	251,992

	Shares	Value
Millicom International Cellular SA	500	$ 48,085
NII Holdings, Inc. (a)	3,000	125,010
		425,087
TOTAL TELECOMMUNICATION SERVICES		1,326,742
TOTAL COMMON STOCKS (Cost $47,384,020)		54,300,977
Money Market Funds - 14.3%

Fidelity Cash Central Fund, 0.16% (b)	7,132,994	7,132,994
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	1,344,100	1,344,100
TOTAL MONEY MARKET FUNDS (Cost $8,477,094)		8,477,094
TOTAL INVESTMENT PORTFOLIO - 106.1% (Cost $55,861,114)		62,778,071
NET OTHER ASSETS (LIABILITIES) - (6.1)%		(3,591,848)
NET ASSETS - 100%		$ 59,186,223
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,385
Fidelity Securities Lending Cash Central Fund	1,182
Total	$ 2,567
Other Information

The following is a summary of the inputs used, as of March 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 15,585,115	$ 15,585,115	$ -	$ -
Consumer Staples	2,254,646	1,990,841	263,805	-
Energy	7,847,460	7,285,815	561,645	-
Financials	3,684,257	3,684,257	-	-
Health Care	2,373,343	1,634,000	739,343	-
Industrials	13,742,823	13,742,823	-	-
Information Technology	6,040,542	6,040,542	-	-
Materials	1,446,049	1,446,049	-	-
Telecommunication Services	1,326,742	1,326,742	-	-
Money Market Funds	8,477,094	8,477,094	-	-
Total Investments in Securities:	$ 62,778,071	$ 61,213,278	$ 1,564,793	$ -
Income Tax Information

At March 31, 2011, the cost of investment securities for income tax purposes was $56,041,289. Net unrealized appreciation aggregated $6,736,782, of which $9,980,718 related to appreciated investment securities and $3,243,936 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Growth & Income Portfolio

March 31, 2011

1.799851.107

VIPGI-QTLY-0511

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSUMER DISCRETIONARY - 11.3%
Distributors - 0.4%
Li & Fung Ltd.	313,000	$ 1,603,508
Pool Corp.	49,118	1,184,235
		2,787,743
Hotels, Restaurants & Leisure - 2.0%
McDonald's Corp.	142,293	10,827,074
Yum! Brands, Inc.	107,200	5,507,936
		16,335,010
Household Durables - 1.0%
D.R. Horton, Inc.	182,141	2,121,943
Ryland Group, Inc.	68,193	1,084,269
Toll Brothers, Inc. (a)	211,300	4,177,401
Whirlpool Corp.	8,600	734,096
		8,117,709
Leisure Equipment & Products - 0.1%
Hasbro, Inc.	23,300	1,091,372
Media - 2.7%
Comcast Corp. Class A (special) (non-vtg.)	369,491	8,579,581
Regal Entertainment Group Class A	34,990	472,365
Time Warner, Inc.	253,000	9,032,100
Viacom, Inc. Class B (non-vtg.)	74,800	3,479,696
		21,563,742
Multiline Retail - 2.1%
PPR SA	14,612	2,238,715
Target Corp.	284,455	14,225,595
		16,464,310
Specialty Retail - 3.0%
Esprit Holdings Ltd.	36,500	167,517
H&M Hennes & Mauritz AB (B Shares)	74,710	2,479,705
Lowe's Companies, Inc.	506,878	13,396,786
Staples, Inc.	303,800	5,899,796
TJX Companies, Inc.	47,800	2,377,094
		24,320,898
TOTAL CONSUMER DISCRETIONARY		90,680,784
CONSUMER STAPLES - 13.3%
Beverages - 5.3%
Diageo PLC	313,861	5,963,733
Dr Pepper Snapple Group, Inc.	115,500	4,291,980
PepsiCo, Inc.	285,496	18,388,797
The Coca-Cola Co.	211,398	14,026,257
		42,670,767
Food & Staples Retailing - 1.2%
CVS Caremark Corp.	78,680	2,700,297
Sysco Corp.	92,900	2,573,330
Walgreen Co.	117,920	4,733,309
		10,006,936

	Shares	Value
Food Products - 1.3%
Danone	76,500	$ 4,995,487
Kellogg Co.	1,500	80,970
Mead Johnson Nutrition Co. Class A	10,400	602,472
Unilever NV unit	146,100	4,581,696
		10,260,625
Household Products - 3.6%
Colgate-Palmolive Co.	41,800	3,375,768
Energizer Holdings, Inc. (a)	11,500	818,340
Kimberly-Clark Corp.	66,875	4,364,931
Procter & Gamble Co.	264,392	16,286,547
Reckitt Benckiser Group PLC	86,000	4,415,865
		29,261,451
Personal Products - 0.2%
Beiersdorf AG	26,500	1,616,713
Tobacco - 1.7%
British American Tobacco PLC sponsored ADR	114,100	9,240,959
Lorillard, Inc.	44,399	4,218,349
		13,459,308
TOTAL CONSUMER STAPLES		107,275,800
ENERGY - 11.3%
Energy Equipment & Services - 0.8%
Exterran Partners LP	98,799	2,768,348
Weatherford International Ltd. (a)	164,988	3,728,729
		6,497,077
Oil, Gas & Consumable Fuels - 10.5%
Chevron Corp.	293,900	31,573,677
Daylight Energy Ltd.	246,500	2,875,028
Exxon Mobil Corp.	384,198	32,322,577
QEP Resources, Inc.	12,075	489,521
Royal Dutch Shell PLC Class A (United Kingdom)	231,545	8,406,358
Suncor Energy, Inc.	106,300	4,766,344
Total SA	66,800	4,068,784
		84,502,289
TOTAL ENERGY		90,999,366
FINANCIALS - 18.0%
Capital Markets - 1.6%
Ashmore Group PLC	968,342	5,146,089
Bank of New York Mellon Corp.	117,827	3,519,492
Credit Suisse Group	18,828	798,688
Northern Trust Corp.	73,604	3,735,403
		13,199,672
Commercial Banks - 8.4%
Bank of Montreal	81,000	5,260,782
BB&T Corp.	270,954	7,437,687
DBS Group Holdings Ltd.	35,000	406,505
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
HSBC Holdings PLC sponsored ADR	149,267	$ 7,732,031
Regions Financial Corp.	438,811	3,185,768
Standard Chartered PLC (United Kingdom)	122,790	3,183,971
SunTrust Banks, Inc.	152,173	4,388,669
U.S. Bancorp, Delaware	251,913	6,658,061
Wells Fargo & Co.	848,136	26,885,911
Zions Bancorporation	115,300	2,658,818
		67,798,203
Diversified Financial Services - 5.9%
Bank of America Corp.	1,114,593	14,857,525
JPMorgan Chase & Co.	557,816	25,715,318
KKR Financial Holdings LLC	590,500	5,780,995
MSCI, Inc. Class A (a)	32,807	1,207,954
		47,561,792
Insurance - 0.7%
Everest Re Group Ltd.	21,874	1,928,849
Genworth Financial, Inc. Class A (a)	165,390	2,226,149
MetLife, Inc. unit (a)	13,900	1,186,782
		5,341,780
Real Estate Investment Trusts - 1.4%
CBL & Associates Properties, Inc.	68,460	1,192,573
Public Storage	38,600	4,281,126
Ventas, Inc.	51,569	2,800,197
Weyerhaeuser Co.	118,331	2,910,943
		11,184,839
Thrifts & Mortgage Finance - 0.0%
MGIC Investment Corp. (a)	2,100	18,669
Radian Group, Inc.	41,600	283,296
		301,965
TOTAL FINANCIALS		145,388,251
HEALTH CARE - 11.8%
Biotechnology - 2.0%
Amgen, Inc. (a)	166,500	8,899,425
ARIAD Pharmaceuticals, Inc. (a)	122,800	923,456
BioMarin Pharmaceutical, Inc. (a)	32,300	811,699
Gilead Sciences, Inc. (a)	73,943	3,138,141
SIGA Technologies, Inc. (a)	132,500	1,603,250
Theravance, Inc. (a)	32,580	789,088
		16,165,059
Health Care Equipment & Supplies - 0.2%
Alere, Inc. (a)	11,444	447,918
Meridian Bioscience, Inc.	64,000	1,535,360
		1,983,278
Health Care Providers & Services - 2.1%
Brookdale Senior Living, Inc. (a)	56,300	1,576,400

	Shares	Value
McKesson Corp.	101,246	$ 8,003,496
Medco Health Solutions, Inc. (a)	135,900	7,632,144
		17,212,040
Health Care Technology - 0.2%
SXC Health Solutions Corp. (a)	22,200	1,210,618
Life Sciences Tools & Services - 0.7%
Lonza Group AG	28,231	2,368,207
QIAGEN NV (a)	142,600	2,859,130
		5,227,337
Pharmaceuticals - 6.6%
Abbott Laboratories	96,400	4,728,420
Cardiome Pharma Corp. (a)	76,654	325,683
GlaxoSmithKline PLC sponsored ADR	247,300	9,498,793
Johnson & Johnson	176,156	10,437,243
Merck & Co., Inc.	454,413	15,000,173
Pfizer, Inc.	646,202	13,124,363
		53,114,675
TOTAL HEALTH CARE		94,913,007
INDUSTRIALS - 13.5%
Aerospace & Defense - 4.8%
AerCap Holdings NV (a)	94,884	1,192,692
Embraer SA sponsored ADR	68,700	2,315,190
Honeywell International, Inc.	166,878	9,964,285
MTU Aero Engines Holdings AG	13,400	908,342
Rockwell Collins, Inc.	89,200	5,782,836
The Boeing Co.	110,300	8,154,479
United Technologies Corp.	125,464	10,620,528
		38,938,352
Air Freight & Logistics - 0.1%
TNT NV	22,200	569,238
Building Products - 1.0%
Lennox International, Inc.	38,085	2,002,509
Owens Corning (a)	104,300	3,753,757
Quanex Building Products Corp.	107,600	2,112,188
		7,868,454
Commercial Services & Supplies - 0.5%
Cintas Corp.	54,300	1,643,661
Covanta Holding Corp.	19,000	324,520
Healthcare Services Group, Inc.	46,909	824,660
Mitie Group PLC	94,663	298,290
Republic Services, Inc.	40,600	1,219,624
		4,310,755
Electrical Equipment - 1.4%
Alstom SA	59,567	3,520,989
Emerson Electric Co.	101,230	5,914,869
Prysmian SpA	76,100	1,632,199
		11,068,057
Industrial Conglomerates - 1.5%
General Electric Co.	198,925	3,988,446
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - continued
Koninklijke Philips Electronics NV unit (d)	171,500	$ 5,517,155
Tyco International Ltd.	58,880	2,636,058
		12,141,659
Machinery - 2.9%
Atlas Copco AB (A Shares)	15,700	417,178
Charter International PLC	347,427	4,501,642
Danaher Corp.	127,300	6,606,870
Douglas Dynamics, Inc.	3,400	48,484
Ingersoll-Rand Co. Ltd.	204,984	9,902,777
WABCO Holdings, Inc. (a)	26,505	1,633,768
		23,110,719
Marine - 0.1%
Kuehne & Nagel International AG	5,330	745,678
Professional Services - 0.9%
Bureau Veritas SA	51,878	4,072,980
FTI Consulting, Inc. (a)	32,200	1,234,226
IHS, Inc. Class A (a)	13,441	1,192,889
Michael Page International PLC	118,634	977,841
		7,477,936
Trading Companies & Distributors - 0.3%
Aircastle Ltd.	33,900	409,173
Beacon Roofing Supply, Inc. (a)	45,901	939,593
Watsco, Inc.	20,900	1,456,939
		2,805,705
TOTAL INDUSTRIALS		109,036,553
INFORMATION TECHNOLOGY - 17.1%
Communications Equipment - 3.2%
Cisco Systems, Inc.	766,545	13,146,247
HTC Corp.	52,000	2,033,668
Juniper Networks, Inc. (a)	90,422	3,804,958
QUALCOMM, Inc.	132,100	7,243,043
		26,227,916
Computers & Peripherals - 4.9%
Apple, Inc. (a)	67,779	23,617,593
EMC Corp. (a)	261,967	6,955,224
Hewlett-Packard Co.	225,400	9,234,638
		39,807,455
Electronic Equipment & Components - 0.9%
Coretronic Corp.	961,000	1,552,372
Corning, Inc.	201,308	4,152,984
Everlight Electronics Co. Ltd.	445,000	1,259,106
		6,964,462

	Shares	Value
Internet Software & Services - 1.3%
eBay, Inc. (a)	60,491	$ 1,877,641
Google, Inc. Class A (a)	14,091	8,260,285
		10,137,926
IT Services - 4.3%
Fidelity National Information Services, Inc.	87,160	2,849,260
International Business Machines Corp.	47,700	7,778,439
MasterCard, Inc. Class A	33,600	8,457,792
Paychex, Inc.	214,250	6,718,880
Visa, Inc. Class A	115,793	8,524,681
		34,329,052
Semiconductors & Semiconductor Equipment - 1.1%
Siliconware Precision Industries Co. Ltd. sponsored ADR (d)	531,502	3,210,272
Taiwan Semiconductor Manufacturing Co. Ltd.	1,720,000	4,121,786
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	143,600	1,749,048
		9,081,106
Software - 1.4%
ANSYS, Inc. (a)	31,600	1,712,404
Autonomy Corp. PLC (a)	217,700	5,547,258
Microsoft Corp.	158,716	4,025,038
		11,284,700
TOTAL INFORMATION TECHNOLOGY		137,832,617
MATERIALS - 1.4%
Chemicals - 1.4%
Air Products & Chemicals, Inc.	19,362	1,746,065
Ecolab, Inc.	79,092	4,035,274
PPG Industries, Inc.	9,000	856,890
Praxair, Inc.	47,790	4,855,464
		11,493,693
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
American Tower Corp. Class A (a)	38,900	2,015,798
UTILITIES - 1.2%
Electric Utilities - 0.3%
FirstEnergy Corp.	29,750	1,103,428
PPL Corp.	47,119	1,192,111
		2,295,539
Gas Utilities - 0.2%
National Fuel Gas Co.	22,526	1,666,924
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 0.7%
National Grid PLC	485,200	$ 4,614,052
Veolia Environnement	25,100	781,436
		5,395,488
TOTAL UTILITIES		9,357,951
TOTAL COMMON STOCKS (Cost $744,264,874)		798,993,820
Preferred Stocks - 0.5%

Convertible Preferred Stocks - 0.3%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
General Motors Co. 4.75%	8,300	400,060
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.2%
Alere, Inc. 3.00% (a)	6,270	1,727,272
Health Care Providers & Services - 0.1%
Omnicare Capital Trust II Series B, 4.00%	10,300	463,500
TOTAL HEALTH CARE		2,190,772
TOTAL CONVERTIBLE PREFERRED STOCKS		2,590,832
Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Volkswagen AG	9,590	1,554,880
TOTAL PREFERRED STOCKS (Cost $4,077,327)		4,145,712
Convertible Bonds - 0.1%
	Principal Amount
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Chesapeake Energy Corp. 2.5% 5/15/37	$ 20,000	21,572

	Principal Amount	Value
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Omnicare, Inc. 3.75% 12/15/25	$ 710,000	$ 915,687
TOTAL CONVERTIBLE BONDS (Cost $856,302)		937,259
Money Market Funds - 0.6%
	Shares
Fidelity Cash Central Fund, 0.16% (b)	362,510	362,510
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	4,889,525	4,889,525
TOTAL MONEY MARKET FUNDS (Cost $5,252,035)		5,252,035
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $754,450,538)	809,328,826
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(3,619,097)
NET ASSETS - 100%	$ 805,709,729
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,389
Fidelity Securities Lending Cash Central Fund	4,905
Total	$ 10,294
Other Information

The following is a summary of the inputs used, as of March 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 92,635,724	$ 92,635,724	$ -	$ -
Consumer Staples	107,275,800	101,312,067	5,963,733	-
Energy	90,999,366	86,930,582	4,068,784	-
Financials	145,388,251	143,402,781	1,985,470	-
Health Care	97,103,779	97,103,779	-	-
Industrials	109,036,553	109,036,553	-	-
Information Technology	137,832,617	133,710,831	4,121,786	-
Materials	11,493,693	11,493,693	-	-
Telecommunication Services	2,015,798	2,015,798	-	-
Utilities	9,357,951	3,962,463	5,395,488	-
Corporate Bonds	937,259	-	937,259	-
Money Market Funds	5,252,035	5,252,035	-	-
Total Investments in Securities:	$ 809,328,826	$ 786,856,306	$ 22,472,520	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 390,000
Total Realized Gain (Loss)	(65,406)
Total Unrealized Gain (Loss)	10,000
Cost of Purchases	-
Proceeds of Sales	(334,594)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At March 31, 2011, the cost of investment securities for income tax purposes was $765,750,535. Net unrealized appreciation aggregated $43,578,291, of which $78,240,441 related to appreciated investment securities and $34,662,150 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund III's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund III

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 31, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 31, 2011